                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual Report

                                                       MFS(R) TOTAL RETURN FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
MANAGEMENT REVIEW                                           3
-------------------------------------------------------------
PERFORMANCE SUMMARY                                         6
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EXPENSE TABLE                                               9
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PORTFOLIO OF INVESTMENTS                                   11
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        33
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    36
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        38
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FINANCIAL HIGHLIGHTS                                       40
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NOTES TO FINANCIAL STATEMENTS                              53
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    66
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TRUSTEES AND OFFICERS                                      67
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              73
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PROXY VOTING POLICIES AND INFORMATION                      77
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QUARTERLY PORTFOLIO DISCLOSURE                             77
-------------------------------------------------------------
FEDERAL TAX INFORMATION                                    77
-------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                      78
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CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

SIPC CONTACT INFORMATION:
You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        MTR-ANN

LETTER FROM THE CEO

[Photo of Roberrt J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Common Stocks                             60.5%
              Bonds                                     38.4%
              Cash & Other Net Assets                    1.1%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 years                 3.8%
              -----------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008          2.4%
              -----------------------------------------------
              Fannie Mae, 6.0%, 30 years                 2.0%
              -----------------------------------------------
              Exxon Mobil Corp.                          1.5%
              -----------------------------------------------
              Bank of America Corp.                      1.4%
              -----------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008           1.4%
              -----------------------------------------------
              Lockheed Martin Corp.                      1.4%
              -----------------------------------------------
              Bank of New York Mellon Corp.              1.3%
              -----------------------------------------------
              Altria Group, Inc.                         1.3%
              -----------------------------------------------
              Citigroup, Inc.                            1.2%
              -----------------------------------------------

              EQUITY SECTORS

              Financial Services                        17.3%
              -----------------------------------------------
              Energy                                     7.2%
              -----------------------------------------------
              Utilities & Communications                 6.3%
              -----------------------------------------------
              Health Care                                6.0%
              -----------------------------------------------
              Industrial Goods & Services                5.4%
              -----------------------------------------------
              Consumer Staples                           4.1%
              -----------------------------------------------
              Technology                                 3.5%
              -----------------------------------------------
              Retailing                                  3.2%
              -----------------------------------------------
              Basic Materials                            2.4%
              -----------------------------------------------
              Autos & Housing                            2.1%
              -----------------------------------------------
              Leisure                                    2.0%
              -----------------------------------------------
              Transportation                             0.7%
              -----------------------------------------------
              Special Products & Services                0.3%
              -----------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                14.7%
              -----------------------------------------------
              High Grade Corporates                      9.1%
              -----------------------------------------------
              U.S. Treasury Securities                   8.0%
              -----------------------------------------------
              Commercial Mortgage-Backed
              Securities                                 4.0%
              -----------------------------------------------
              U.S. Government Agencies                   1.3%
              -----------------------------------------------
              Asset-Backed Securities                    0.5%
              -----------------------------------------------
              Emerging Market Debt                       0.4%
              -----------------------------------------------
              Non U.S. Government Bonds                  0.3%
              -----------------------------------------------
              High Yield Corporates                      0.1%
              -----------------------------------------------
              Collateralized Debt Obligations (o)        0.0%
              -----------------------------------------------
              Residential Mortgage-Backed
              Securities (o)                             0.0%
              -----------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(o) Less than 0.1%.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2007, Class A shares of the MFS Total Return Fund provided a total return of 11.65%, at net asset value. This compares with a return of 16.44% for the fund's benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index). The fund's other benchmark, the Lehman Brothers U.S. Aggregate Bond Index (Lehman Index), had a return of 5.13%.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. While credit conditions improved by late September as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets flirted with new highs by the end of the reporting period, having totally erased losses incurred earlier in the summer.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the MFS Total Return Fund, an overweighted position in the financial services sector hurt relative performance as financial stocks typically lagged the S&P 500 Index. Several insurance companies - Genworth Financial, Allstate, and Conseco(aa) - within the fund were particularly hard hit. Genworth Financial, which derives a portion of its earnings from selling mortgage insurance in the U.S. market, declined significantly near the end of the reporting period as concerns mounted that more homeowners would default on their mortgages.

The combination of an underweighted position and stock selection in the strong-performing technology sector held back this sector's contribution to relative performance. Not owning computer company Apple weighed on results as the company's stock price nearly doubled over the reporting period. Holdings of global telecommunications equipment company Nortel Networks(aa) also hurt.

Stocks in other sectors that detracted from results included department stores operator Macy's, home improvement products maker Masco, pharmaceutical company Wyeth, and homebuilder D.R. Horton. D.R. Horton's stock suffered from an inventory glut and increased home foreclosures that continued to weigh on demand. The company was forced to slash prices, putting pressure on its profit margin. Not owning strong-performing oil field services company Schlumberger also had a negative impact.

Within the fixed income portion of the fund, overweighting bonds in the financial sector and our holdings of "BBB" rated(s) bonds held back performance relative to the Lehman Index as credit spreads widened in the latter part of the reporting period.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the fund, stock selection and, to a lesser extent, an overweighted position in the utilities and communications sector boosted relative returns. Electric power utility company FPL Group and power generation company NRG Energy(aa) posted strong results during the investment period.

A combination of stock selection and an overweighted position in the strong-performing basic materials sector were also positive factors. Package manufacturer Owens-Illinois(aa) was the largest contributor to relative performance in the equity portion of the fund. Shares of Owens-Illinois rose as the company reported first quarter 2007 earnings that exceeded consensus expectations. The company cited better glass factory operating performance as one of the factors in improved profitability.

Although the consumer staples sector generated positive relative results, no individual stocks in this sector were among the top contributors.

Elsewhere, integrated oil and gas company Hess, agricultural equipment manufacturer Deere & Co., defense contractor Lockheed Martin, drilling rig operator GlobalSantaFe, and offshore drilling company Noble Corp. bolstered results. Avoiding weak-performing pharmaceutical company Pfizer and communications products maker Motorola for most of the reporting period also helped.

During the reporting period, currency exposure in the equity portion of the portfolio was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the fund, an overweighted position in U.S. Treasury securities during the months of June and July contributed to results as credit spreads widened during that period. In addition, holdings of shorter-maturity corporate bonds, the portfolio's higher yield in comparison to that of the Lehman Index, and security selection in the financial sector provided additional support to relative returns.

Respectfully,

Brooks Taylor
on behalf of the MFS Total Return management team

(aa) Security is not a benchmark constituent.
 (s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", are considered non-investment grade. The primary source for bond quality ratings is Moody's Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      MFS Total       Lehman         Standard
                       Return      Brothers U.S.     & Poor's
                        Fund         Aggregate      500 Stock
                      - Class A     Bond Index        Index
          9/97        $ 9,425        $10,000        $10,000
          9/98         10,083         11,150         10,905
          9/99         10,795         11,108         13,937
          9/00         12,420         11,884         15,788
          9/01         12,408         13,423         11,585
          9/02         11,817         14,578          9,212
          9/03         13,436         15,366         11,459
          9/04         15,034         15,932         13,049
          9/05         16,496         16,378         14,648
          9/06         17,677         16,979         16,228
          9/07         19,737         17,849         18,896


TOTAL RETURNS THROUGH 9/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                10/06/70             11.65%      10.80%       7.67%
----------------------------------------------------------------------------
        B                 8/23/93             10.87%      10.08%       6.97%
----------------------------------------------------------------------------
        C                 8/01/94             10.90%      10.09%       6.98%
----------------------------------------------------------------------------
        I                 1/02/97             11.98%      11.19%       8.04%
----------------------------------------------------------------------------
        R                12/31/02             11.47%      10.66%       7.60%
----------------------------------------------------------------------------
       R1                 4/01/05             10.75%      10.01%       6.94%
----------------------------------------------------------------------------
       R2                 4/01/05             11.13%      10.18%       7.02%
----------------------------------------------------------------------------
       R3                10/31/03             11.25%      10.37%       7.11%
----------------------------------------------------------------------------
       R4                 4/01/05             11.54%      10.78%       7.66%
----------------------------------------------------------------------------
       R5                 4/01/05             11.93%      10.94%       7.74%
----------------------------------------------------------------------------
      529A                7/31/02             11.34%      10.50%       7.52%
----------------------------------------------------------------------------
      529B                7/31/02             10.61%       9.81%       6.84%
----------------------------------------------------------------------------
      529C                7/31/02             10.63%       9.80%       6.84%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmarks

----------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)  5.13%       4.13%       5.96%
----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)         16.44%      15.45%       6.57%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                      5.23%       9.50%       7.04%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                      6.87%       9.81%       6.97%
With CDSC (Declining over six years
from 4% to 0%)(x)
----------------------------------------------------------------------------
        C                                      9.90%      10.09%       6.98%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
      529A                                     4.93%       9.20%       6.88%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
      529B                                     6.61%       9.54%       6.84%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
      529C                                     9.63%       9.80%       6.84%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Standard & Poor's 500 Stock Index - a market capitalization index of 500 widely held equity securities, designed to measure broad U.S.
equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
     Actual                 0.87%    $1,000.00         $1,040.20       $4.45
  A  ---------------------------------------------------------------------------
     Hypothetical(h)        0.87%    $1,000.00         $1,020.71       $4.41
--------------------------------------------------------------------------------
     Actual                 1.52%    $1,000.00         $1,036.80       $7.76
  B  ---------------------------------------------------------------------------
     Hypothetical(h)        1.52%    $1,000.00         $1,017.45       $7.69
--------------------------------------------------------------------------------
     Actual                 1.52%    $1,000.00         $1,036.60       $7.76
  C  ---------------------------------------------------------------------------
     Hypothetical(h)        1.52%    $1,000.00         $1,017.45       $7.69
--------------------------------------------------------------------------------
     Actual                 0.52%    $1,000.00         $1,042.00       $2.66
  I  ---------------------------------------------------------------------------
     Hypothetical(h)        0.52%    $1,000.00         $1,022.46       $2.64
--------------------------------------------------------------------------------
     Actual                 1.02%    $1,000.00         $1,039.30       $5.21
  R  ---------------------------------------------------------------------------
     Hypothetical(h)        1.02%    $1,000.00         $1,019.95       $5.16
--------------------------------------------------------------------------------
     Actual                 1.63%    $1,000.00         $1,036.00       $8.32
 R1  ---------------------------------------------------------------------------
     Hypothetical(h)        1.63%    $1,000.00         $1,016.90       $8.24
--------------------------------------------------------------------------------
     Actual                 1.28%    $1,000.00         $1,037.80       $6.54
 R2  ---------------------------------------------------------------------------
     Hypothetical(h)        1.28%    $1,000.00         $1,018.65       $6.48
--------------------------------------------------------------------------------
     Actual                 1.17%    $1,000.00         $1,038.70       $5.98
 R3  ---------------------------------------------------------------------------
     Hypothetical(h)        1.17%    $1,000.00         $1,019.20       $5.92
--------------------------------------------------------------------------------
     Actual                 0.92%    $1,000.00         $1,040.00       $4.70
 R4  ---------------------------------------------------------------------------
     Hypothetical(h)        0.92%    $1,000.00         $1,020.46       $4.66
--------------------------------------------------------------------------------
     Actual                 0.63%    $1,000.00         $1,041.50       $3.22
 R5  ---------------------------------------------------------------------------
     Hypothetical(h)        0.63%    $1,000.00         $1,021.91       $3.19
--------------------------------------------------------------------------------
       Actual               1.12%    $1,000.00         $1,039.00       $5.72
529A ---------------------------------------------------------------------------
       Hypothetical(h)      1.12%    $1,000.00         $1,019.45       $5.67
--------------------------------------------------------------------------------
       Actual               1.77%    $1,000.00         $1,035.60       $9.03
529B ---------------------------------------------------------------------------
       Hypothetical(h)      1.77%    $1,000.00         $1,016.19       $8.95
--------------------------------------------------------------------------------
       Actual               1.77%    $1,000.00         $1,035.40       $9.03
529C ---------------------------------------------------------------------------
       Hypothetical(h)      1.77%    $1,000.00         $1,016.19       $8.95
--------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads).
    If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------
Aerospace - 2.5%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                               1,408,480       $   152,805,995
Northrop Grumman Corp.                                                483,350            37,701,300
Raytheon Co.                                                           89,900             5,737,418
United Technologies Corp.                                           1,024,030            82,413,934
                                                                                    ---------------
                                                                                    $   278,658,647
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
---------------------------------------------------------------------------------------------------
Diageo PLC                                                          2,127,882       $    46,744,452
Molson Coors Brewing Co.                                               22,320             2,224,634
                                                                                    ---------------
                                                                                    $    48,969,086
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
---------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                       953,220       $    55,915,885
---------------------------------------------------------------------------------------------------
Automotive - 0.8%
---------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                         123,020       $     7,350,445
Bayerische Motoren Werke AG                                           505,640            32,636,772
Goodyear Tire & Rubber Co. (a)                                         26,690               811,643
Harley-Davidson, Inc.                                                  37,700             1,742,117
Johnson Controls, Inc.                                                402,200            47,503,842
                                                                                    ---------------
                                                                                    $    90,044,819
---------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
---------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                     1,063,687       $    60,172,774
Genzyme Corp. (a)                                                     240,210            14,883,412
Invitrogen Corp. (a)                                                   78,950             6,452,584
                                                                                    ---------------
                                                                                    $    81,508,770
---------------------------------------------------------------------------------------------------
Broadcasting - 0.6%
---------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                             23,321       $        97,015
E.W. Scripps Co., "A"                                                 847,760            35,605,920
Viacom, Inc., "B" (a)                                                 414,731            16,162,067
Walt Disney Co.                                                       309,520            10,644,393
WPP Group PLC                                                         462,250             6,259,118
                                                                                    ---------------
                                                                                    $    68,768,513
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
---------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                               441,190       $    54,182,544
E*TRADE Financial Corp. (a)                                         1,701,750            22,224,855
Franklin Resources, Inc.                                              267,480            34,103,700
Goldman Sachs Group, Inc.                                             415,380            90,029,461
Julius Baer Holding Ltd.                                              135,195            10,114,064
KKR Private Equity Investments LP, IEU (z)                            474,330             9,249,435
Legg Mason, Inc.                                                       37,650             3,173,519
Lehman Brothers Holdings, Inc.                                        196,060            12,102,784
Merrill Lynch & Co., Inc.                                             154,030            10,979,258
Morgan Stanley                                                        366,430            23,085,090
Rathbone Brothers PLC                                                  38,500               964,662
                                                                                    ---------------
                                                                                    $   270,209,372
---------------------------------------------------------------------------------------------------
Business Services - 0.3%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                   556,450       $    22,397,113
Alliance Data Systems Corp. (a)                                        25,810             1,998,726
Fidelity National Information Services, Inc.                          207,640             9,212,987
                                                                                    ---------------
                                                                                    $    33,608,826
---------------------------------------------------------------------------------------------------
Cable TV - 0.2%
---------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                           794,160       $    26,048,448
---------------------------------------------------------------------------------------------------
Chemicals - 1.0%
---------------------------------------------------------------------------------------------------
3M Co.                                                                211,650       $    19,806,207
Dow Chemical Co.                                                      184,080             7,926,485
PPG Industries, Inc.                                                  931,160            70,349,138
Syngenta AG                                                            78,310            16,892,240
                                                                                    ---------------
                                                                                    $   114,974,070
---------------------------------------------------------------------------------------------------
Computer Software - 1.1%
---------------------------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)                                                78,000       $     1,743,300
Compuware Corp. (a)                                                 4,531,640            36,343,753
McAfee, Inc. (a)                                                      322,420            11,242,785
Oracle Corp. (a)                                                    3,114,659            67,432,367
Synopsys, Inc. (a)                                                     37,100             1,004,668
                                                                                    ---------------
                                                                                    $   117,766,873
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
---------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   996,780       $    49,629,676
International Business Machines Corp.                                 350,640            41,305,392
                                                                                    ---------------
                                                                                    $    90,935,068
---------------------------------------------------------------------------------------------------
Construction - 1.2%
---------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                   2,478,310       $    31,747,151
Masco Corp. (l)                                                     2,866,670            66,420,744
Sherwin-Williams Co.                                                  240,080            15,775,657
Toll Brothers, Inc. (a)(l)                                          1,121,540            22,419,585
                                                                                    ---------------
                                                                                    $   136,363,137
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A" (a)                                             8,800       $       529,320
Clorox Co.                                                            317,200            19,346,028
Estee Lauder Cos., Inc., "A"                                           61,360             2,605,346
Procter & Gamble Co.                                                1,071,311            75,356,016
                                                                                    ---------------
                                                                                    $    97,836,710
---------------------------------------------------------------------------------------------------
Containers - 0.2%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                              430,678       $    17,851,603
Smurfit-Stone Container Corp. (a)                                     340,140             3,972,835
                                                                                    ---------------
                                                                                    $    21,824,438
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
---------------------------------------------------------------------------------------------------
General Electric Co.                                                1,805,830       $    74,761,362
Rockwell Automation, Inc.                                             339,110            23,571,536
Tyco Electronics Ltd.                                                 343,457            12,168,682
Tyco International Ltd. (a)                                           343,495            15,230,568
W.W. Grainger, Inc.                                                   475,500            43,360,845
WESCO International, Inc. (a)                                         320,840            13,776,870
                                                                                    ---------------
                                                                                    $   182,869,863
---------------------------------------------------------------------------------------------------
Electronics - 0.7%
---------------------------------------------------------------------------------------------------
Intel Corp.                                                         2,275,060       $    58,833,052
Intersil Corp., "A"                                                   232,200             7,762,446
SanDisk Corp. (a)                                                     170,910             9,417,141
                                                                                    ---------------
                                                                                    $    76,012,639
---------------------------------------------------------------------------------------------------
Energy - Independent - 2.5%
---------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                            1,478,620       $    79,475,825
Apache Corp.                                                          596,550            53,725,293
CONSOL Energy, Inc.                                                    21,800             1,015,880
Devon Energy Corp.                                                  1,099,185            91,452,192
EOG Resources, Inc.                                                   192,190            13,901,103
Newfield Exploration Co. (a)                                          101,860             4,905,578
Sunoco, Inc.                                                          156,690            11,090,518
Talisman Energy, Inc.                                                 644,300            12,692,710
Tesoro Corp.                                                           42,500             1,955,850
Ultra Petroleum Corp. (a)                                             204,010            12,656,780
                                                                                    ---------------
                                                                                    $   282,871,729
---------------------------------------------------------------------------------------------------
Energy - Integrated - 4.2%
---------------------------------------------------------------------------------------------------
Chevron Corp.                                                         358,515       $    33,549,834
ConocoPhillips                                                        349,340            30,661,572
Exxon Mobil Corp.                                                   1,843,698           170,652,687
Hess Corp.                                                          1,467,760            97,650,073
Marathon Oil Corp.                                                    395,960            22,577,639
Royal Dutch Shell PLC, ADR                                            145,210            11,933,358
TOTAL S.A., ADR                                                     1,181,740            95,756,392
                                                                                    ---------------
                                                                                    $   462,781,555
---------------------------------------------------------------------------------------------------
Engineering - Construction - 0.0%
---------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                              112,400       $     1,940,024
---------------------------------------------------------------------------------------------------
Food & Beverages - 1.4%
---------------------------------------------------------------------------------------------------
General Mills, Inc.                                                   225,860       $    13,102,139
Hain Celestial Group, Inc. (a)                                         46,900             1,506,897
Kellogg Co.                                                           627,650            35,148,400
Nestle S.A                                                            118,316            53,179,158
Pepsi Bottling Group, Inc.                                            298,950            11,111,972
PepsiCo, Inc.                                                         584,010            42,784,573
                                                                                    ---------------
                                                                                    $   156,833,139
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
---------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                  1,511,659       $    59,907,046
Kroger Co.                                                            736,490            21,004,695
Safeway, Inc.                                                         276,100             9,141,671
Sally Beauty Holdings, Inc. (a)(l)                                  1,220,607            10,314,129
                                                                                    ---------------
                                                                                    $   100,367,541
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
---------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                   1,114,897       $    16,634,263
MeadWestvaco Corp.                                                    487,230            14,387,902
                                                                                    ---------------
                                                                                    $    31,022,165
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
---------------------------------------------------------------------------------------------------
Jarden Corp.                                                           49,500       $     1,531,530
Tupperware Brands Corp.                                               141,380             4,452,056
                                                                                    ---------------
                                                                                    $     5,983,586
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
---------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. (a)(l)                                   125,820       $     3,426,079
Royal Caribbean Cruises Ltd.                                        1,272,220            49,654,747
                                                                                    ---------------
                                                                                    $    53,080,826
---------------------------------------------------------------------------------------------------
General Merchandise - 1.3%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            331,540       $     8,805,702
Macy's, Inc.                                                        3,618,330           116,944,426
Wal-Mart Stores, Inc.                                                 323,620            14,126,013
                                                                                    ---------------
                                                                                    $   139,876,141
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.8%
---------------------------------------------------------------------------------------------------
CIGNA Corp.                                                           130,980       $     6,979,924
Coventry Health Care, Inc. (a)                                         27,980             1,740,636
UnitedHealth Group, Inc.                                              569,820            27,596,383
WellPoint, Inc. (a)                                                   725,410            57,249,357
                                                                                    ---------------
                                                                                    $    93,566,300
---------------------------------------------------------------------------------------------------
Insurance - 5.1%
---------------------------------------------------------------------------------------------------
Ace Ltd.                                                               72,590       $     4,396,776
Aflac, Inc.                                                           190,570            10,870,113
Allied World Assurance Co. Holdings Ltd.                               85,420             4,434,152
Allstate Corp.                                                      2,172,790           124,261,860
Ambac Financial Group Inc.                                             23,600             1,484,676
Aspen Insurance Holdings Ltd.                                         274,200             7,652,922
Chubb Corp.                                                           245,150            13,149,846
Conseco, Inc. (a)                                                   2,774,800            44,396,800
Endurance Specialty Holdings Ltd.                                     273,450            11,361,848
Genworth Financial, Inc., "A"                                       4,378,680           134,556,836
Hartford Financial Services Group, Inc.                               498,665            46,151,446
IPC Holdings Ltd. (l)                                                  50,400             1,454,040
Max Capital Group Ltd.                                                102,200             2,865,688
Mercury General Corp.                                                  10,980               592,151
MetLife, Inc.                                                       1,006,940            70,213,926
MGIC Investment Corp. (l)                                             168,550             5,445,851
PartnerRe Ltd.                                                        132,120            10,436,159
Principal Financial Group, Inc.                                       129,480             8,168,893
Protective Life Corp.                                                  65,710             2,788,732
Prudential Financial, Inc.                                            175,130            17,089,185
RenaissanceRe Holdings Ltd.                                            31,290             2,046,679
Travelers Cos., Inc.                                                  683,837            34,424,355
W.R. Berkley Corp.                                                    140,290             4,156,793
XL Capital Ltd., "A"                                                   72,980             5,780,016
Zenith National Insurance Corp.                                        71,520             3,210,533
                                                                                    ---------------
                                                                                    $   571,390,276
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
---------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          182,280       $     5,081,966
Polaris Industries, Inc. (l)                                          479,414            20,912,039
                                                                                    ---------------
                                                                                    $    25,994,005
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
---------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                            22,800       $     1,662,804
Commercial Metals Co.                                                 175,490             5,554,259
Cummins, Inc.                                                          83,020            10,617,428
Deere & Co.                                                           329,840            48,954,853
Eaton Corp.                                                           255,910            25,345,326
Kennametal, Inc.                                                       20,300             1,704,794
Polypore International, Inc. (a)                                       70,200               987,012
Timken Co. (l)                                                      1,100,200            40,872,430
                                                                                    ---------------
                                                                                    $   135,698,906
---------------------------------------------------------------------------------------------------
Major Banks - 5.0%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                               3,196,714       $   160,698,813
Bank of New York Mellon Corp.                                       3,226,079           142,399,127
Huntington Bancshares Inc.                                             72,600             1,232,748
JPMorgan Chase & Co.                                                2,157,901            98,875,024
PNC Financial Services Group, Inc.                                    809,200            55,106,520
State Street Corp.                                                    513,230            34,981,757
SunTrust Banks, Inc.                                                  821,580            62,168,959
                                                                                    ---------------
                                                                                    $   555,462,948
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
---------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                       16,300       $     1,029,834
Omnicare, Inc.                                                        254,300             8,424,959
Tenet Healthcare Corp. (a)(l)                                       4,011,200            13,477,632
                                                                                    ---------------
                                                                                    $    22,932,425
---------------------------------------------------------------------------------------------------
Medical Equipment - 1.2%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                  123,280       $     3,771,135
Boston Scientific Corp. (a)                                         3,539,570            49,377,002
Cooper Cos., Inc.                                                     730,160            38,274,987
Covidien Ltd.                                                         343,237            14,244,336
Pall Corp.                                                            826,480            32,150,072
                                                                                    ---------------
                                                                                    $   137,817,532
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
---------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                           13,500       $     1,484,325
BHP Billiton PLC                                                      364,910            13,061,771
Freeport-McMoRan Copper & Gold, Inc.                                  120,000            12,586,800
                                                                                    ---------------
                                                                                    $    27,132,896
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
---------------------------------------------------------------------------------------------------
Questar Corp.                                                         247,270       $    12,989,093
Sempra Energy                                                          25,500             1,482,060
                                                                                    ---------------
                                                                                    $    14,471,153
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
---------------------------------------------------------------------------------------------------
El Paso Corp.                                                         173,550       $     2,945,144
Williams Cos., Inc.                                                 1,975,340            67,280,080
                                                                                    ---------------
                                                                                    $    70,225,224
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.8%
---------------------------------------------------------------------------------------------------
InterDigital, Inc. (a)(l)                                              73,030       $     1,517,563
Motorola, Inc.                                                      1,899,056            35,189,508
Nortel Networks Corp. (a)                                           2,719,427            46,175,870
                                                                                    ---------------
                                                                                    $    82,882,941
---------------------------------------------------------------------------------------------------
Oil Services - 0.5%
---------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. (a)                                            12,500       $     1,004,250
GlobalSantaFe Corp.                                                   166,025            12,621,221
Halliburton Co.                                                       305,630            11,736,192
Noble Corp.                                                           706,740            34,665,597
                                                                                    ---------------
                                                                                   $     60,027,260
---------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.3%
---------------------------------------------------------------------------------------------------
American Express Co.                                                  820,790       $    48,730,302
AmeriCredit Corp. (a)                                                 137,760             2,421,821
BankUnited Financial Corp., "A" (l)                                   127,170             1,976,222
CIT Group, Inc.                                                        62,910             2,528,982
Citigroup, Inc.                                                     2,968,933           138,560,103
Countrywide Financial Corp.                                         1,684,990            32,031,660
Fannie Mae                                                          1,273,340            77,431,805
Freddie Mac                                                           535,926            31,624,993
Marshall & Ilsley Corp.                                               150,960             6,607,519
New York Community Bancorp, Inc. (l)                                3,205,760            61,069,728
Northern Trust Corp.                                                   59,850             3,966,260
UBS AG                                                                755,573            40,648,737
UBS AG                                                                490,440            26,115,930
Zions Bancorporation                                                   90,910             6,242,790
                                                                                    ---------------
                                                                                    $   479,956,852
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.1%
---------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                             309,660       $     7,840,591
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   206,000       $    11,045,720
Eli Lilly & Co.                                                       385,780            21,962,455
Endo Pharmaceuticals Holdings, Inc. (a)                               130,510             4,047,115
GlaxoSmithKline PLC                                                   451,880            11,987,851
GlaxoSmithKline PLC, ADR (l)                                          245,700            13,071,240
Johnson & Johnson                                                   1,486,520            97,664,364
Merck & Co., Inc.                                                   1,084,870            56,076,930
Pfizer, Inc.                                                          452,830            11,062,637
Warner Chilcott Ltd., "A" (a)                                         818,596            14,546,451
Wyeth                                                               2,374,958           105,804,379
                                                                                    ---------------
                                                                                    $   347,269,142
---------------------------------------------------------------------------------------------------
Pollution Control - 0.0%
---------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. (a)(l)                                  274,730       $     3,502,808
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
---------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                  75,130       $     1,169,774
New York Times Co., "A" (l)                                         2,221,879            43,904,329
Washington Post Co., "B"                                                5,340             4,286,952
                                                                                    ---------------
                                                                                    $    49,361,055
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    366,050       $    29,712,279
Norfolk Southern Corp.                                                437,700            22,721,007
                                                                                    ---------------
                                                                                    $    52,433,286
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT (l)                                        100,510       $     5,621,524
CBL & Associates Properties, Inc., REIT                               139,700             4,896,485
Equity Residential, REIT                                              380,710            16,126,876
Host Hotels & Resorts, Inc., REIT                                     365,880             8,210,347
Macerich Co., REIT                                                     33,620             2,944,440
Mack-Cali Realty Corp., REIT (l)                                      169,440             6,963,984
Maguire Properties, Inc., REIT (l)                                     75,320             1,945,516
Taubman Centers, Inc., REIT                                            55,160             3,020,010
                                                                                    ---------------
                                                                                    $    49,729,182
---------------------------------------------------------------------------------------------------
Restaurants - 0.1%
---------------------------------------------------------------------------------------------------
Brinker International, Inc.                                           194,640       $     5,340,922
Panera Bread Co. (a)(l)                                                18,100               738,480
                                                                                    ---------------
                                                                                    $     6,079,402
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.6%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        450,160       $    44,007,642
Albemarle Corp.                                                       124,100             5,485,220
Praxair, Inc.                                                         159,460            13,356,370
                                                                                    ---------------
                                                                                    $    62,849,232
---------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
---------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                              121,830       $     4,088,615
Aeropostale, Inc. (a)                                                 210,270             4,007,746
Lowe's Cos., Inc.                                                     139,790             3,916,916
Office Depot, Inc.                                                     24,600               507,252
OfficeMax, Inc.                                                       409,032            14,017,527
RadioShack Corp. (l)                                                   68,220             1,409,425
Staples, Inc.                                                       1,095,330            23,538,642
                                                                                    ---------------
                                                                                    $    51,486,123
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
---------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                 1,103,980       $    20,975,620
Vodafone Group PLC                                                  6,269,433            22,633,474
                                                                                    ---------------
                                                                                    $    43,609,094
---------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
---------------------------------------------------------------------------------------------------
AT&T, Inc.                                                          1,726,108       $    73,031,629
Embarq Corp.                                                          988,612            54,966,827
Qwest Communications International, Inc. (a)                        5,050,460            46,262,214
TELUS Corp.                                                           242,840            14,051,827
TELUS Corp.                                                           122,150             6,883,768
Verizon Communications, Inc.                                        1,361,692            60,295,722
                                                                                    ---------------
                                                                                    $   255,491,987
---------------------------------------------------------------------------------------------------
Tobacco - 1.4%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                  2,023,440       $   140,689,783
Loews Corp.                                                           158,450            13,029,344
Reynolds American, Inc. (l)                                            52,630             3,346,742
                                                                                    ---------------
                                                                                    $   157,065,869
---------------------------------------------------------------------------------------------------
Trucking - 0.2%
---------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      233,330       $    17,523,083
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
---------------------------------------------------------------------------------------------------
AES Corp. (a)                                                          97,700       $     1,957,908
American Electric Power Co., Inc.                                     332,580            15,325,286
CMS Energy Corp. (l)                                                  177,750             2,989,755
Constellation Energy Group, Inc.                                      209,270            17,953,273
Dominion Resources, Inc.                                              285,004            24,025,837
DPL, Inc. (l)                                                         692,910            18,195,817
Edison International                                                   30,470             1,689,562
Entergy Corp.                                                         147,220            15,942,454
FPL Group, Inc.                                                     1,039,640            63,293,283
Integrys Energy Group, Inc.                                           222,410            11,394,064
Mirant Corp. (a)                                                      125,870             5,120,392
Northeast Utilities                                                   168,760             4,821,473
NRG Energy, Inc. (a)                                                  940,750            39,784,318
Pepco Holdings, Inc.                                                  426,310            11,544,475
PG&E Corp.                                                            864,740            41,334,572
PPL Corp.                                                             141,010             6,528,763
Public Service Enterprise Group, Inc.                                 416,350            36,634,637
                                                                                    ---------------
                                                                                    $   318,535,869
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $5,430,612,772)                               $ 6,727,407,311
---------------------------------------------------------------------------------------------------
Bonds - 38.0%
---------------------------------------------------------------------------------------------------
Agency - Other - 0.0%
---------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                     $  2,850,000       $     3,944,705
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.5%
---------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "A4", FRN,
5.353%, 2047                                                     $  6,000,000       $     5,929,999
Banc of America Commercial Mortgage, Inc., "AM", FRN,
5.353%, 2047                                                        5,480,549             5,324,598
Banc of America Commercial Mortgage, Inc., FRN,
4.857%, 2043                                                       12,050,000            11,589,912
Banc of America Commercial Mortgage, Inc., FRN,
5.482%, 2049                                                       10,682,373            10,536,044
Bayview Financial Revolving Mortgage Loan Trust, FRN,
5.929%, 2040 (z)                                                   10,340,000            10,339,964
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                        6,968,510             6,809,338
BlackRock Capital Finance LP, 7.75%, 2026 (n)                       1,205,525             1,166,019
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                      2,400,000             2,340,375
Chase Commercial Mortgage Securities Corp., 7.543%, 2032            1,143,914             1,157,698
Citigroup Commercial Mortgage Trust, 5.462%, 2049                  13,793,282            13,458,933
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.648%, 2048                                                       13,600,000            13,470,321
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN,
5.4%, 2044                                                          6,630,000             6,612,478
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035            3,044,084             3,018,211
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046            6,450,000             6,361,751
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035              160,595               159,279
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039               8,321,579             8,150,813
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039           13,870,000            13,411,462
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)             1,218,870             1,218,870
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               297,318               296,784
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                           803,521               790,656
GE Commercial Mortgage Corp., FRN, 5.518%, 2044                     7,580,000             7,417,963
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                   7,534,000             7,230,484
Greenwich Capital Commercial Funding Corp., 4.305%, 2042            5,165,031             5,089,396
Greenwich Capital Commercial Funding Corp., FRN,
5.317%, 2036                                                        3,468,895             3,444,979
Greenwich Capital Commercial Funding Corp., FRN,
5.224%, 2037                                                        8,686,131             8,561,702
Greenwich Capital Commercial Funding Corp., FRN,
6.111%, 2038                                                        6,950,000             7,058,595
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.78%, 2042                                                         9,444,000             8,901,479
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.552%, 2045                                                       13,820,000            13,817,580
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 2045                                                         6,908,729             6,737,195
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.372%, 2047                                                       11,670,000            11,318,342
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
4.948%, 2037                                                        9,800,000             9,342,519
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.38%, 2041                                                         2,279,327             2,258,363
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.472%, 2043                                                       12,670,000            12,578,605
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.475%, 2043                                                       13,820,000            13,771,040
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.855%, 2043                                                       13,155,000            13,237,182
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
6.066%, 2045                                                       13,820,000            14,210,075
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.04%, 2046                                                        11,782,189            11,416,840
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                      3,666,809             3,572,624
Merrill Lynch Mortgage Trust, FRN, 5.843%, 2039                    12,847,000            12,851,359
Merrill Lynch Mortgage Trust, FRN, 5.442%, 2044                     5,721,000             5,598,155
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.657%, 2039                                                        6,500,000             6,426,202
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN,
5.204%, 2049                                                       14,050,000            13,473,821
Morgan Stanley Capital I, Inc., 5.168%, 2042                        4,603,980             4,493,370
Morgan Stanley Capital I, Inc., FRN, 0.693%, 2030 (i)(n)          260,265,244             2,436,525
Multi-Family Capital Access One, Inc., 6.65%, 2024                  1,693,467             1,703,629
Residential Asset Mortgage Products, Inc., 4.109%, 2035             3,365,171             3,327,424
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034        5,243,000             5,165,535
Residential Funding Mortgage Securities, Inc., FRN,
5.32%, 2025                                                         8,242,000             7,877,034
Spirit Master Funding LLC, 5.05%, 2023 (z)                          9,668,590             9,132,286
Structured Asset Securities Corp., FRN, 4.67%, 2035                12,887,681            12,806,138
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042              15,690,000            15,137,761
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                7,432,000             6,991,367
Wachovia Bank Commercial Mortgage Trust, FRN,
4.847%, 2041                                                       11,645,000            11,172,051
Wachovia Bank Commercial Mortgage Trust, FRN,
5.083%, 2042                                                       11,945,166            11,641,641
Wachovia Bank Commercial Mortgage Trust, FRN,
5.118%, 2042                                                       12,150,000            11,878,891
Wachovia Bank Commercial Mortgage Trust, FRN,
5.385%, 2044                                                        8,159,000             7,956,530
Wachovia Bank Commercial Mortgage Trust, FRN,
5.49%, 2044                                                         9,904,000             9,705,703
Wachovia Bank Commercial Mortgage Trust, FRN,
5.466%, 2045                                                       12,262,000            12,034,452
Wachovia Bank Commercial Mortgage Trust, FRN,
6.164%, 2045                                                        9,160,000             9,332,629
Wachovia Bank Commercial Mortgage Trust, FRN,
5.795%, 2045                                                        9,830,000             9,829,682
Wachovia Bank Commercial Mortgage Trust, FRN,
5.603%, 2048                                                       14,980,000            14,764,622
Wachovia Bank Commercial Mortgage Trust, FRN,
5.339%, 2048                                                       13,870,000            13,421,831
                                                                                    ---------------
                                                                                    $   501,267,106
---------------------------------------------------------------------------------------------------
Automotive - 0.1%
---------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                               $  9,612,000       $     9,466,897
---------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
---------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                          $  8,518,000       $     8,838,030
Hearst-Argyle Television, Inc., 7.5%, 2027                          3,800,000             3,915,626
News America Holdings, 8.5%, 2025                                   5,903,000             6,943,740
News America, Inc., 6.2%, 2034                                      2,605,000             2,452,597
                                                                                    ---------------
                                                                                    $    22,149,993
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.5%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                          $ 11,272,000       $    10,936,647
Lehman Brothers Holdings, Inc., 6.5%, 2017                         11,310,000            11,461,972
Merrill Lynch & Co., Inc., 6.05%, 2016                              7,818,000             7,806,984
Merrill Lynch & Co., Inc., 6.11%, 2037                              7,900,000             7,435,535
Morgan Stanley, 5.75%, 2016                                         6,120,000             6,037,209
Morgan Stanley Group, Inc., 6.75%, 2011                             8,407,000             8,786,408
                                                                                    ---------------
                                                                                    $    52,464,755
---------------------------------------------------------------------------------------------------
Building - 0.1%
---------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                   $  8,021,000       $     8,339,730
---------------------------------------------------------------------------------------------------
Business Services - 0.1%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                  $  8,409,000       $     8,352,777
Xerox Corp., 5.5%, 2012                                             5,100,000             5,051,224
Xerox Corp., 6.4%, 2016                                             2,645,000             2,677,716
                                                                                    ---------------
                                                                                    $    16,081,717
---------------------------------------------------------------------------------------------------
Cable TV - 0.1%
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                           $  9,350,000       $     8,819,621
Time Warner Entertainment Co. LP, 8.375%, 2033                      7,170,000             8,407,621
                                                                                    ---------------
                                                                                    $    17,227,242
---------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                     $  8,542,000       $     9,037,590
Tyco Electronics Ltd., 6.55%, 2017 (z)                              5,040,000             5,102,950
                                                                                    ---------------
                                                                                    $    14,140,540
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
---------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                               $  9,914,000       $     9,828,680
Western Union Co., 5.4%, 2011                                      13,050,000            13,025,322
                                                                                    ---------------
                                                                                    $    22,854,002
---------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                       $  8,973,000       $     8,551,861
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.1%
---------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                 $  1,533,000       $     1,890,865
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)         6,340,000             6,313,626
                                                                                    ---------------
                                                                                    $     8,204,491
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.1%
---------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                    $  6,850,000       $     6,592,317
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
---------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                            $  3,851,000       $     3,814,065
Nexen, Inc., 5.875%, 2035                                           7,100,000             6,502,883
Ocean Energy, Inc., 7.25%, 2011                                     8,780,000             9,363,106
XTO Energy, Inc., 5.65%, 2016                                      12,100,000            11,829,142
                                                                                    ---------------
                                                                                    $    31,509,196
---------------------------------------------------------------------------------------------------
Entertainment - 0.1%
---------------------------------------------------------------------------------------------------
Walt Disney Co., 5.625%, 2016 (l)                                $  7,684,000       $     7,713,022
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.7%
---------------------------------------------------------------------------------------------------
American Express Co., 5.5%, 2016                                 $ 13,040,000       $    12,577,654
Capital One Financial Co., 6.15%, 2016                              8,680,000             8,467,375
Capmark Financial Group, Inc., 5.88%, 2012 (z)                     10,820,000             9,854,034
CIT Group, Inc., 6.1% to 2017, FRN to 2067                          1,130,000               932,508
Countrywide Financial Corp., 6.25%, 2016                           10,910,000             9,873,157
General Electric Capital Corp., 5.45%, 2013                         2,383,000             2,405,298
General Electric Capital Corp., 5.375%, 2016                        3,979,000             3,895,998
General Electric Capital Corp., 6.75%, 2032                         2,976,000             3,276,496
HSBC Finance Corp., 5.25%, 2011                                     8,925,000             8,892,808
ORIX Corp., 5.48%, 2011                                            13,060,000            12,805,487
                                                                                    ---------------
                                                                                    $    72,980,815
---------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
---------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                  $ 14,470,000       $    14,354,848
Miller Brewing Co., 5.5%, 2013 (n)                                 16,686,000            16,354,466
                                                                                    ---------------
                                                                                    $    30,709,314
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
---------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                 $  6,630,000       $     6,627,162
CVS Caremark Corp., 5.75%, 2017                                     4,760,000             4,646,003
                                                                                    ---------------
                                                                                    $    11,273,165
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.0%
---------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                   $  3,975,000       $     3,583,629
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
---------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.375%, 2017                       $ 15,150,000       $    15,186,512
Wyndham Worldwide Corp., 6%, 2016                                   6,562,000             6,355,035
                                                                                    ---------------
                                                                                    $    21,541,547
---------------------------------------------------------------------------------------------------
Insurance - 0.3%
---------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                  $  9,130,000       $     8,595,512
ING Groep N.V., 5.775% to 2015, FRN to 2049                        14,773,000            13,958,107
MetLife, Inc., 6.5%, 2032                                           3,231,000             3,354,880
MetLife, Inc., 6.4%, 2036                                           7,680,000             7,302,536
                                                                                    ---------------
                                                                                    $    33,211,035
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
---------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                      $  8,842,000       $     8,001,877
Chubb Corp., 6.375% to 2017, FRN to 2037                           12,830,000            12,754,316
Fund American Cos., Inc., 5.875%, 2013                              6,030,000             5,945,339
ZFS Finance USA Trust IV, FRN, 5.875%, 2062 (z)                     2,640,000             2,552,009
ZFS Finance USA Trust V, FRN, 6.5%, 2067 (z)                       11,610,000            11,224,560
                                                                                    ---------------
                                                                                    $    40,478,101
---------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.3%
---------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                         $ 16,520,000       $    17,337,740
Province of Ontario, 5%, 2011                                      13,130,000            13,274,627
                                                                                    ---------------
                                                                                    $    30,612,367
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
---------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017 (z)                                   $  9,680,000       $     9,552,563
---------------------------------------------------------------------------------------------------
Major Banks - 0.8%
---------------------------------------------------------------------------------------------------
Bank of America Corp., 5.3%, 2017                                $  7,420,000       $     7,197,467
Bank of America Corp., 5.49%, 2019                                 11,900,000            11,412,469
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                         8,700,000             8,653,185
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)           7,327,000             7,862,083
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)             5,386,000             5,181,687
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049            9,180,000             8,726,205
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                 2,712,000             2,775,805
PNC Funding Corp., 5.625%, 2017                                     6,510,000             6,362,568
Royal Bank of Scotland Group PLC, 6.99% to 2017,
FRN to 2049 (z)                                                     4,060,000             4,135,963
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049 (n)                                                    11,444,000            12,507,067
Wachovia Corp., 5.25%, 2014                                         4,613,000             4,520,975
Wells Fargo National Bank, 5.75%, 2016                             11,101,000            11,196,524
                                                                                    ---------------
                                                                                    $    90,531,998
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
---------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                           $  8,998,000       $     9,071,829
Cardinal Health, Inc., 6.30%, 2016 (z)                              4,803,000             4,728,352
HCA, Inc., 8.75%, 2010                                              1,950,000             1,974,375
Hospira, Inc., 5.55%, 2012                                          3,080,000             3,076,353
Hospira, Inc., 6.05%, 2017                                         10,978,000            10,799,421
McKesson Corp., 5.7%, 2017                                          5,250,000             5,126,625
                                                                                    ---------------
                                                                                    $    34,776,955
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017 (l)                              $  9,400,000       $     9,505,271
---------------------------------------------------------------------------------------------------
Mortgage Backed - 14.6%
---------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                          $  1,545,914       $     1,591,438
Fannie Mae, 4.019%, 2013                                            3,694,084             3,477,833
Fannie Mae, 4.14%, 2013                                             1,027,127               970,185
Fannie Mae, 4.667%, 2013                                              957,408               929,237
Fannie Mae, 4.518%, 2014                                            7,619,703             7,306,644
Fannie Mae, 4.56%, 2015                                               383,280               367,225
Fannie Mae, 4.63%, 2014                                             2,553,665             2,456,178
Fannie Mae, 4.76%, 2014                                               227,395               220,833
Fannie Mae, 4.839%, 2014                                            5,243,782             5,098,934
Fannie Mae, 4.88%, 2014 - 2020                                      1,730,781             1,691,281
Fannie Mae, 4.78%, 2015                                             2,438,322             2,363,617
Fannie Mae, 4.86%, 2015                                               679,603               655,433
Fannie Mae, 4.925%, 2015                                           15,953,117            15,502,353
Fannie Mae, 5.19%, 2015                                             1,413,153             1,388,953
Fannie Mae, 5.26%, 2016                                             2,000,000             1,965,045
Fannie Mae, 5.22%, 2017                                             2,501,000             2,449,476
Fannie Mae, 5.5%, 2017 - 2037                                     487,870,222           479,992,006
Fannie Mae, 6%, 2017 - 2037                                       258,719,964           259,954,164
Fannie Mae, 4.5%, 2018 - 2035                                      75,893,857            72,587,218
Fannie Mae, 5%, 2018 - 2035                                       157,696,421           152,168,448
Fannie Mae, 7.5%, 2030 - 2032                                       1,632,213             1,709,323
Fannie Mae, 6.5%, 2031 - 2037                                      74,713,586            76,296,533
Freddie Mac, 6%, 2016 - 2037                                      125,452,959           126,085,930
Freddie Mac, 5%, 2017 - 2035                                      148,059,894           142,637,107
Freddie Mac, 4.5%, 2019 - 2035                                     27,577,493            26,294,030
Freddie Mac, 5.5%, 2019 - 2036                                    122,899,874           120,966,377
Freddie Mac, 6.5%, 2034 - 2037                                     30,222,637            30,817,922
Ginnie Mae, 5.5%, 2032 - 2035                                      42,356,975            41,809,649
Ginnie Mae, 6%, 2032 - 2035                                        27,854,362            28,040,529
Ginnie Mae, 4.5%, 2033 - 2034                                       8,917,299             8,348,213
Ginnie Mae, 5%, 2033 - 2034                                         9,406,851             9,096,790
Ginnie Mae, 6.5%, 2035 - 2036                                       4,855,997             4,957,839
                                                                                    ---------------
                                                                                    $ 1,630,196,743
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
---------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                 $  6,965,000       $     7,609,722
Kinder Morgan Energy Partners LP, 6.75%, 2011                       8,013,000             8,341,261
Kinder Morgan Energy Partners LP, 5.125%, 2014                      1,661,000             1,579,754
Kinder Morgan Energy Partners LP, 7.75%, 2032                       2,520,000             2,780,747
Spectra Energy Capital LLC, 8%, 2019                                5,327,000             5,914,648
                                                                                    ---------------
                                                                                    $    26,226,132
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.7%
---------------------------------------------------------------------------------------------------
AT&T, Inc., 6.5%, 2037                                           $  9,194,000       $     9,479,906
BellSouth Corp., 6.55%, 2034                                        8,131,000             8,297,726
Deutsche Telekom International Finance B.V., 5.75%, 2016           11,261,000            11,128,008
Telecom Italia Capital, 5.25%, 2013                                 4,186,000             4,062,505
Telefonica Emisiones S.A.U., 7.045%, 2036                           5,830,000             6,210,005
Telefonica Europe B.V., 7.75%, 2010                                 4,400,000             4,698,320
TELUS Corp., 8%, 2011                                              11,527,000            12,474,727
Verizon New York, Inc., 6.875%, 2012                               19,974,000            21,040,711
                                                                                    ---------------
                                                                                    $    77,391,908
---------------------------------------------------------------------------------------------------
Oil Services - 0.0%
---------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                 $  2,900,000       $     2,950,060
---------------------------------------------------------------------------------------------------
Oils - 0.1%
---------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                $ 12,750,000       $    13,435,223
---------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.7%
---------------------------------------------------------------------------------------------------
Citigroup, Inc., 6%, 2017                                        $  4,470,000       $     4,573,807
Credit Suisse (USA), Inc., 4.125%, 2010                             8,873,000             8,716,232
Credit Suisse (USA), Inc., 4.875%, 2010                             7,652,000             7,641,402
Mizuho Capital Investment 1 Ltd., 6.686% to 2016,
FRN to 2049(n)                                                     12,050,000            11,296,309
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                      5,684,000             5,234,532
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049         12,360,000            12,168,803
UFJ Finance Aruba AEC, 6.75%, 2013                                  9,069,000             9,386,488
Woori Bank, 6.125% to 2011, FRN to 2016(n)                         15,472,000            15,465,115
                                                                                    ---------------
                                                                                    $    74,482,688
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                      $  9,860,000       $     9,742,843
---------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
---------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                             $  7,332,000       $     7,760,247
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp., 5.65%, 2017 (l)              $  3,903,000       $     3,823,746
CSX Corp., 6.75%, 2011                                              3,864,000             4,013,691
CSX Corp., 7.9%, 2017                                               6,220,000             6,993,812
Union Pacific Corp., 6.125%, 2012                                   2,772,000             2,840,111
                                                                                    ---------------
                                                                                    $    17,671,360
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                          $  2,006,000       $     1,869,267
ERP Operating LP, REIT, 5.75%, 2017                                11,570,000            11,055,818
HRPT Properties Trust, REIT, 6.25%, 2016                           11,278,000            10,899,240
Kimco Realty Corp., REIT, 6%, 2012                                  1,750,000             1,783,483
Kimco Realty Corp., REIT, 5.783%, 2016                              4,490,000             4,380,282
ProLogis, REIT, 5.75%, 2016                                        11,170,000            10,769,768
Simon Property Group LP, REIT, 5.1%, 2015                          11,785,000            11,075,461
Vornado Realty Trust, REIT, 4.75%, 2010                             5,141,000             5,021,775
                                                                                    ---------------
                                                                                    $    56,855,094
---------------------------------------------------------------------------------------------------
Retailers - 0.2%
---------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                     $  2,980,000       $     2,922,254
Home Depot, Inc., 5.875%, 2036                                      7,520,000             6,423,276
Limited Brands, Inc., 5.25%, 2014                                   8,431,000             7,763,889
Wal-Mart Stores, Inc., 5.25%, 2035                                 12,347,000            10,828,084
                                                                                    ---------------
                                                                                    $    27,937,503
---------------------------------------------------------------------------------------------------
Supermarkets - 0.0%
---------------------------------------------------------------------------------------------------
Kroger Co., 6.4%, 2017                                           $  2,010,000       $     2,049,549
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
---------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                $  3,924,000       $     4,096,291
Nextel Communications, Inc., 5.95%, 2014                           11,430,000            10,912,335
Vodafone Group PLC, 5.625%, 2017                                   11,895,000            11,561,476
                                                                                    ---------------
                                                                                    $    26,570,102
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.2%
---------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                           $  9,559,000       $     9,272,230
Fannie Mae, 6.625%, 2009 (l)                                       28,113,000            29,275,248
Federal Home Loan Bank, 3.9%, 2008                                  7,020,000             6,991,379
Freddie Mac, 5.5%, 2017 (l)                                        44,400,000            46,148,383
Small Business Administration, 8.8%, 2011                              23,656                24,028
Small Business Administration, 4.35%, 2023                          1,862,976             1,784,132
Small Business Administration, 4.77%, 2024                          4,931,534             4,829,644
Small Business Administration, 4.99%, 2024                          6,908,107             6,830,089
Small Business Administration, 5.18%, 2024                          8,041,585             8,051,251
Small Business Administration, 5.52%, 2024                          4,885,416             4,947,205
Small Business Administration, 4.95%, 2025                          5,766,166             5,606,647
Small Business Administration, 5.09%, 2025                          7,848,309             7,783,922
Small Business Administration, 5.39%, 2025                          5,985,912             6,023,491
                                                                                    ---------------
                                                                                    $   137,567,649
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 7.9%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026 (l)                                $ 11,927,000       $    13,507,328
U.S. Treasury Bonds, 6.75%, 2026 (l)                               54,455,000            66,775,444
U.S. Treasury Bonds, 5.375%, 2031 (l)                              77,449,000            82,906,754
U.S. Treasury Bonds, 4.5%, 2036 (l)                                18,529,000            17,566,363
U.S. Treasury Notes, 5.625%, 2008 (l)                             262,276,000           264,611,830
U.S. Treasury Notes, 4.75%, 2008 (l)                              154,763,000           156,044,592
U.S. Treasury Notes, 4%, 2009 (l)                                  26,274,000            26,288,372
U.S. Treasury Notes, 4.875%, 2009 (l)                               4,700,000             4,775,642
U.S. Treasury Notes, 6.5%, 2010 (l)                                96,429,000           101,845,610
U.S. Treasury Notes, 5.125%, 2011 (l)                              16,505,000            17,078,813
U.S. Treasury Notes, 10.375%, 2012 (l)                              8,317,000             8,381,324
U.S. Treasury Notes, 3.875%, 2013 (l)                              12,085,000            11,883,894
U.S. Treasury Notes, 4.75%, 2014 (l)                                9,141,000             9,346,673
U.S. Treasury Notes, 4.25%, 2015 (l)                                  856,000               843,561
U.S. Treasury Notes, TIPS, 4.25%, 2010                             43,959,268            46,037,047
U.S. Treasury Notes, TIPS, 2%, 2014 (l)                            47,077,301            46,400,565
                                                                                    ---------------
                                                                                    $   874,293,812
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
---------------------------------------------------------------------------------------------------
Bruce Mansfield Unit, 6.85%, 2034                                $ 13,870,000       $    14,078,050
Dominion Resources, Inc., 5.15%, 2015                               8,768,000             8,335,755
Enel Finance International, 6.25%, 2017 (z)                        10,970,000            11,010,622
Exelon Generation Co. LLC, 6.95%, 2011                             15,019,000            15,728,798
Exelon Generation Co. LLC, 6.2%, 2017                               5,040,000             5,044,062
FirstEnergy Corp., 6.45%, 2011                                     13,306,000            13,756,608
MidAmerican Energy Holdings Co., 3.5%, 2008                         5,589,000             5,524,866
MidAmerican Energy Holdings Co., 5.875%, 2012                       2,667,000             2,708,178
MidAmerican Funding LLC, 6.927%, 2029                              12,485,000            13,567,524
Oncor Electric Delivery Co., 7%, 2022                               8,725,000             8,896,045
Pacific Gas & Electric Co., 4.8%, 2014                              2,350,000             2,240,170
Pacific Gas & Electric Co., 5.8%, 2037                              3,450,000             3,260,588
PSEG Power LLC, 6.95%, 2012                                         3,855,000             4,066,007
PSEG Power LLC, 5.5%, 2015                                          5,036,000             4,881,551
System Energy Resources, Inc., 5.129%, 2014 (n)                     4,398,899             4,385,307
Waterford 3 Funding Corp., 8.09%, 2017                              6,881,461             6,920,103
                                                                                    ---------------
                                                                                    $   124,404,234
---------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $4,281,813,220)                                       $ 4,228,799,481
---------------------------------------------------------------------------------------------------
Money Market Funds (v) - 1.3%
---------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.33%, at Cost and
Net Asset Value                                                   147,711,471       $   147,711,471
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.0%
---------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., Repurchase Agreement, 5%,
dated 9/28/07, due 10/01/07, total to be received
$994,176,655 (secured by various U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities in an
individually traded account), at Cost                            $993,762,587       $   993,762,587
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $10,853,900,050) (k)                            $12,097,680,850
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.8)%                                                (974,346,629)
---------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                 $11,123,334,221
---------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $4,162,558,839 and 34.41% of market value. An independent pricing service provided an evaluated bid for 34.33% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $101,539,928 representing 0.9% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                            ACQUISITION          ACQUISITION         CURRENT         TOTAL % OF
RESTRICTED SECURITIES                          DATE                 COST           MARKET VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                    5/15/07             $9,675,644        $9,552,563
BNP Paribas, 7.195% to 2037,
FRN to 2049                                   6/18/07              8,700,000         8,653,185
Bayview Financial Revolving Mortgage
Loan Trust, FRN, 5.929%, 2040                 3/01/06             10,340,000        10,339,964
Capital Trust Realty CDO Ltd.,
5.16%, 2035                                   4/07/07              2,310,469         2,340,375
Capmark Financial Group, Inc.,
5.88%, 2012                                   5/03/07             10,815,347         9,854,034
Cardinal Health, Inc., 6.30%, 2016            7/10/07              4,635,116         4,728,352
Enel Finance International,
6.25%, 2017                                   9/13/07             10,949,267        11,010,622
KKR Private Equity Investments
LP, IEU                                  5/03/06 - 6/28/06        11,652,739         9,249,435
Royal Bank of Scotland Group
PLC, 6.99% to 2017, FRN to 2049               9/26/07              4,060,000         4,135,963
Spirit Master Funding LLC,
5.05%, 2023                                  10/04/05             10,450,909         9,132,286
Tyco Electronics Ltd., 6.55%, 2017            9/20/07              5,023,116         5,102,950
Weatherford International, Inc.,
6.35%, 2017                                   6/14/07              2,897,680         2,950,060
ZFS Finance USA Trust IV, FRN,
5.875%, 2062                                  5/03/07              2,639,208         2,552,009
ZFS Finance USA Trust V, FRN,
6.5%, 2067                               5/03/07 - 5/04/07        11,693,843        11,224,560
----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                        $100,826,358          0.9%
----------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
CDO     Collateralized Debt Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU     International Equity Unit
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 9/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated companies
  (identified cost, $10,706,188,579)                           $11,949,969,379
  Investments in affiliated money market portfolio
  (identified cost, $147,711,471)                                  147,711,471
-------------------------------------------------------------------------------------------------------
Total investments, at value, including $972,476,941 of
securities on loan (identified cost, $10,853,900,050)                                   $12,097,680,850
Receivable for investments sold                                     79,222,066
Receivable for fund shares sold                                      7,530,462
Interest and dividends receivable                                   51,598,878
Other assets                                                            99,085
-------------------------------------------------------------------------------------------------------
Total assets                                                                            $12,236,131,341
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                               $2,620,685
Payable for investments purchased                                   79,518,356
Payable for fund shares reacquired                                  30,300,736
Collateral for securities loaned, at value (c)                     993,762,587
Payable to affiliates
  Management fee                                                       421,714
  Shareholder servicing costs                                        4,370,049
  Distribution and service fees                                        645,071
  Administrative services fee                                            6,117
  Program manager fees                                                     710
  Retirement plan administration and services fees                       7,053
Payable for independent trustees' compensation                         338,542
Accrued expenses and other liabilities                                 805,500
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                        $1,112,797,120
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,123,334,221
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $9,206,626,644
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies                                                       1,243,821,032
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      671,318,496
Undistributed net investment income                                  1,568,049
-------------------------------------------------------------------------------------------------------
Net assets                                                                              $11,123,334,221
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   659,580,779
-------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $7,017,622,811
  Shares outstanding                                               416,317,577
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.86
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $17.89
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,844,218,715
  Shares outstanding                                               109,439,946
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.85
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,424,639,329
  Shares outstanding                                                84,197,958
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.92
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $269,509,843
  Shares outstanding                                                15,990,134
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.85
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $73,629,395
  Shares outstanding                                                 4,364,994
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.87
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $16,935,795
  Shares outstanding                                                 1,005,514
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.84
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $12,478,277
  Shares outstanding                                                   741,391
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.83
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $102,667,488
  Shares outstanding                                                 6,076,931
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.89
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $133,204,012
  Shares outstanding                                                 7,899,636
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.86
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $202,523,466
  Shares outstanding                                                12,009,499
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $16.86
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $14,753,492
  Shares outstanding                                                   876,837
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.83
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $17.86
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,809,241
  Shares outstanding                                                   344,678
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.85
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,342,357
  Shares outstanding                                                   315,684
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.92
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Year ended 9/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                         $245,319,762
  Dividends                                                         155,359,714
  Income distributions from affiliated issuers                        1,243,758
  Foreign taxes withheld                                             (1,165,653)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                    $400,757,581
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                    $39,586,725
  Distribution and service fees                                      62,118,232
  Program manager fees                                                   61,475
  Shareholder servicing costs                                        17,139,767
  Administrative services fee                                           603,424
  Retirement plan administration and services fees                      459,916
  Independent trustees' compensation                                    173,083
  Custodian fee                                                         840,147
  Shareholder communications                                            696,968
  Auditing fees                                                          57,657
  Legal fees                                                            201,587
  Miscellaneous                                                         664,352
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $122,603,333
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (216,940)
  Reduction of expenses by investment adviser                           (92,509)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $122,293,884
-------------------------------------------------------------------------------------------------------
Net investment income                                                                      $278,463,697
-------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $953,456,924
  Foreign currency transactions                                         (35,192)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $953,421,732
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $9,968,160
  Translation of assets and liabilities in foreign currencies            39,481
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $10,007,641
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $963,429,373
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $1,241,893,070
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          YEARS ENDED 9/30
                                                             ------------------------------------------
                                                                       2007                        2006

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                          $278,463,697                $275,396,829
Net realized gain (loss) on investments and foreign
currency transactions                                           953,421,732                 401,176,864
Net unrealized gain (loss) on investments and foreign
currency translation                                             10,007,641                 103,961,107
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $1,241,893,070                $780,534,800
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(210,113,998)              $(194,584,130)
  Class B                                                       (47,172,735)                (50,900,336)
  Class C                                                       (33,073,059)                (32,549,073)
  Class I                                                        (8,479,409)                 (6,734,637)
  Class R                                                        (2,654,216)                 (2,571,829)
  Class R1                                                         (199,504)                    (67,277)
  Class R2                                                         (168,445)                    (43,053)
  Class R3                                                       (1,834,749)                   (870,943)
  Class R4                                                       (2,677,579)                   (573,916)
  Class R5                                                       (3,786,151)                   (198,480)
  Class 529A                                                       (369,438)                   (269,582)
  Class 529B                                                       (111,487)                    (84,571)
  Class 529C                                                       (103,209)                    (74,697)

From net realized gain on investments and foreign
currency transactions
  Class A                                                      (235,284,807)               (325,659,919)
  Class B                                                       (71,527,510)               (118,723,604)
  Class C                                                       (47,491,836)                (73,793,053)
  Class I                                                        (8,112,117)                 (9,306,608)
  Class R                                                        (3,387,483)                 (4,473,825)
  Class R1                                                         (191,844)                   (119,754)
  Class R2                                                         (141,467)                    (44,895)
  Class R3                                                       (1,791,267)                 (1,233,718)
  Class R4                                                       (2,058,257)                   (107,405)
  Class R5                                                         (773,171)                     (2,292)
  Class 529A                                                       (417,189)                   (454,979)
  Class 529B                                                       (168,712)                   (201,116)
  Class 529C                                                       (155,734)                   (176,733)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(682,245,373)              $(823,820,425)
-------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                          YEARS ENDED 9/30
                                                             ------------------------------------------
                                                                       2007                        2006

Change in net assets from fund share transactions             $(823,852,329)              $(735,154,609)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(264,204,632)              $(778,440,234)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                       11,387,538,853              12,165,979,087
At end of period (including undistributed net
investment income of $1,568,049 and $24,812,149,
respectively)                                               $11,123,334,221             $11,387,538,853
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                       YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
                                                 2007              2006              2005              2004              2003

Net asset value, beginning of period           $16.06            $16.11            $15.43            $14.13            $12.78
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.44             $0.40             $0.39             $0.36             $0.33
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                               1.38              0.68              1.08              1.31              1.40
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $1.82             $1.08             $1.47             $1.67             $1.73
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.48)           $(0.42)           $(0.40)           $(0.37)           $(0.38)
  From net realized gain on
  investments and foreign
  currency transactions                         (0.54)            (0.71)            (0.39)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(1.02)           $(1.13)           $(0.79)           $(0.37)           $(0.38)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $16.86            $16.06            $16.11            $15.43            $14.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      11.65              7.16(w)           9.72             11.89(b)          13.70
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.87              0.90              0.91              0.89              0.90
Expenses after expense reductions (f)            0.87              0.90              0.91              0.89               N/A
Net investment income                            2.63              2.56              2.43              2.37              2.45
Portfolio turnover                                 45                48                50                65                71
Net assets at end of period
(000 Omitted)                              $7,017,623        $7,157,485        $7,371,678        $6,382,150        $5,702,669
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                       YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
                                                 2007              2006              2005              2004              2003

Net asset value, beginning of period           $16.06            $16.10            $15.42            $14.12            $12.78
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.33             $0.30             $0.28             $0.26             $0.24
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                               1.37              0.69              1.09              1.31              1.39
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $1.70             $0.99             $1.37             $1.57             $1.63
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.37)           $(0.32)           $(0.30)           $(0.27)           $(0.29)
  From net realized gain on
  investments and foreign
  currency transactions                         (0.54)            (0.71)            (0.39)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(0.91)           $(1.03)           $(0.69)           $(0.27)           $(0.29)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $16.85            $16.06            $16.10            $15.42            $14.12
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      10.87              6.54(w)           9.02             11.18(b)          12.90
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.52              1.55              1.56              1.54              1.54
Expenses after expense reductions (f)            1.52              1.55              1.56              1.54               N/A
Net investment income                            1.98              1.91              1.79              1.73              1.81
Portfolio turnover                                 45                48                50                65                71
Net assets at end of period
(000 Omitted)                              $1,844,219        $2,245,907        $2,745,051        $2,762,027        $2,658,781
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
                                                 2007              2006              2005              2004              2003

Net asset value, beginning of period           $16.12            $16.16            $15.48            $14.18            $12.82
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.33             $0.30             $0.28             $0.26             $0.24
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                               1.38              0.69              1.09              1.31              1.41
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $1.71             $0.99             $1.37             $1.57             $1.65
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.37)           $(0.32)           $(0.30)           $(0.27)           $(0.29)
  From net realized gain on
  investments and foreign
  currency transactions                         (0.54)            (0.71)            (0.39)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.91)           $(1.03)           $(0.69)           $(0.27)           $(0.29)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $16.92            $16.12            $16.16            $15.48            $14.18
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      10.90              6.52(w)           8.99             11.14(b)          13.03
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.52              1.55              1.56              1.53              1.54
Expenses after expense reductions (f)            1.52              1.55              1.56              1.53               N/A
Net investment income                            1.98              1.91              1.78              1.71              1.79
Portfolio turnover                                 45                48                50                65                71
Net assets at end of period
(000 Omitted)                              $1,424,639        $1,488,592        $1,689,457        $1,381,236        $1,150,875
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 9/30
                                             ---------------------------------------------------------------------------------
                                                     2007              2006             2005             2004             2003

Net asset value, beginning of period               $16.06            $16.11           $15.42           $14.12           $12.77
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.50             $0.45            $0.44            $0.43            $0.37
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.37              0.69             1.09             1.29             1.40
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.87             $1.14            $1.53            $1.72            $1.77
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.54)           $(0.48)          $(0.45)          $(0.42)          $(0.42)
  From net realized gain on investments
  and foreign currency transactions                 (0.54)            (0.71)           (0.39)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(1.08)           $(1.19)          $(0.84)          $(0.42)          $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $16.85            $16.06           $16.11           $15.42           $14.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             11.98              7.54            10.18            12.28(b)         14.10
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.52              0.55             0.56             0.55             0.55
Expenses after expense reductions (f)                0.52              0.55             0.56             0.55              N/A
Net investment income                                2.98              2.91             2.78             2.78             2.79
Portfolio turnover                                     45                48               50               65               71
Net assets at end of period (000 Omitted)        $269,510          $242,806         $211,140         $181,794         $378,001
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 9/30
                                                  ---------------------------------------------------------------------------
                                                        2007             2006            2005            2004         2003(i)

Net asset value, beginning of period                  $16.07           $16.12          $15.43          $14.13          $13.27
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.42            $0.38           $0.36           $0.33           $0.19
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   1.37             0.68            1.10            1.32            0.93
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.79            $1.06           $1.46           $1.65           $1.12
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.45)          $(0.40)         $(0.38)         $(0.35)         $(0.26)
  From net realized gain on investments
  and foreign currency transactions                    (0.54)           (0.71)          (0.39)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.99)          $(1.11)         $(0.77)         $(0.35)         $(0.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.87           $16.07          $16.12          $15.43          $14.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                11.47             7.00            9.63           11.72(b)         8.57(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.02             1.05            1.06            1.03            1.07(a)
Expenses after expense reductions (f)                   1.02             1.05            1.06            1.03             N/A
Net investment income                                   2.49             2.41            2.25            2.16            1.81(a)
Portfolio turnover                                        45               48              50              65              71
Net assets at end of period (000 Omitted)            $73,629         $101,983         $98,768         $45,458         $16,090
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                                YEARS ENDED 9/30
                                                                     -----------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $16.06            $16.10            $15.77
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.30             $0.28             $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       1.38              0.70              0.33
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.68             $0.98             $0.45
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.36)           $(0.31)           $(0.12)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.90)           $(1.02)           $(0.12)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.84            $16.06            $16.10
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    10.75              6.43              2.85(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.66              1.74              1.77(a)
Expenses after expense reductions (f)                                       1.62              1.64              1.77(a)
Net investment income                                                       1.83              1.83              1.43(a)
Portfolio turnover                                                            45                48                50
Net assets at end of period (000 Omitted)                                $16,936            $5,289            $1,901
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                                YEARS ENDED 9/30
                                                                     -----------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $16.05            $16.09            $15.77
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.35             $0.34             $0.15
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       1.39              0.69              0.31
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.74             $1.03             $0.46
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.42)           $(0.36)           $(0.14)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.96)           $(1.07)           $(0.14)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.83            $16.05            $16.09
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    11.13              6.81              2.94(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.33              1.44              1.47(a)
Expenses after expense reductions (f)                                       1.28              1.29              1.47(a)
Net investment income                                                       2.17              2.20              1.75(a)
Portfolio turnover                                                            45                48                50
Net assets at end of period (000 Omitted)                                $12,478            $4,078              $932
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                             YEARS ENDED 9/30
                                                        ------------------------------------------------------------------
                                                                2007              2006              2005           2004(i)

Net asset value, beginning of period                          $16.10            $16.14            $15.46            $14.38
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.38             $0.36             $0.31             $0.23
  Net realized and unrealized gain (loss)
  on investments and foreign currency                           1.38              0.69              1.10              1.13
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $1.76             $1.05             $1.41             $1.36
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.43)           $(0.38)           $(0.34)           $(0.28)
  From net realized gain on investments
  and foreign currency transactions                            (0.54)            (0.71)            (0.39)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.97)           $(1.09)           $(0.73)           $(0.28)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $16.89            $16.10            $16.14            $15.46
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        11.25              6.90              9.27              9.53(b)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.22              1.29              1.31              1.26(a)
Expenses after expense reductions (f)                           1.17              1.19              1.31              1.26(a)
Net investment income                                           2.30              2.28              1.95              1.53(a)
Portfolio turnover                                                45                48                50                65
Net assets at end of period (000 Omitted)                   $102,667           $51,797           $26,576            $3,894
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                               YEARS ENDED 9/30
                                                                    ------------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $16.07            $16.11            $15.78
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.42             $0.39             $0.17
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       1.38              0.70              0.34
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.80             $1.09             $0.51
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.47)           $(0.42)           $(0.18)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.01)           $(1.13)           $(0.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.86            $16.07            $16.11
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    11.54              7.17              3.26(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.92              0.94              0.96(a)
Expenses after expense reductions (f)                                       0.92              0.94              0.96(a)
Net investment income                                                       2.54              2.55              2.22(a)
Portfolio turnover                                                            45                48                50
Net assets at end of period (000 Omitted)                               $133,204           $57,485            $2,134
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                               YEARS ENDED 9/30
                                                                    ------------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $16.06            $16.11            $15.78
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.50             $0.45             $0.21
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       1.36              0.67              0.33
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.86             $1.12             $0.54
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.52)           $(0.46)           $(0.21)
  From net realized gain on investments and foreign
  currency transactions                                                    (0.54)            (0.71)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(1.06)           $(1.17)           $(0.21)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $16.86            $16.06            $16.11
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    11.93              7.43              3.41(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.63              0.65              0.67(a)
Expenses after expense reductions (f)                                       0.63              0.64              0.67(a)
Net investment income                                                       2.85              2.80              2.65(a)
Portfolio turnover                                                            45                48                50
Net assets at end of period (000 Omitted)                               $202,523           $10,122               $52
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                          YEARS ENDED 9/30
                                                     -------------------------------------------------------------------------
                                                           2007            2006            2005            2004           2003

Net asset value, beginning of period                     $16.04          $16.08          $15.40          $14.10         $12.78
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                               $0.39           $0.36           $0.35           $0.31          $0.27
  Net realized and unrealized gain (loss)
  on investments and foreign currency                      1.38            0.69            1.08            1.32           1.39
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.77           $1.05           $1.43           $1.63          $1.66
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.44)         $(0.38)         $(0.36)         $(0.33)        $(0.34)
  From net realized gain on investments
  and foreign currency transactions                       (0.54)          (0.71)          (0.39)             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.98)         $(1.09)         $(0.75)         $(0.33)        $(0.34)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.83          $16.04          $16.08          $15.40         $14.10
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                11.34            6.97            9.46           11.63(b)       13.19
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.12            1.15            1.16            1.13           1.16
Expenses after expense reductions (f)                      1.12            1.14            1.16            1.13            N/A
Net investment income                                      2.37            2.32            2.16            2.08           1.97
Portfolio turnover                                           45              48              50              65             71
Net assets at end of period (000 Omitted)               $14,753         $12,360          $9,923          $5,600         $2,601
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                          YEARS ENDED 9/30
                                                     -------------------------------------------------------------------------
                                                           2007            2006            2005            2004           2003

Net asset value, beginning of period                     $16.06          $16.11          $15.42          $14.12         $12.78
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                               $0.29           $0.26           $0.24           $0.22          $0.17
  Net realized and unrealized gain (loss)
  on investments and foreign currency                      1.37            0.68            1.10            1.31           1.43
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.66           $0.94           $1.34           $1.53          $1.60
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.33)         $(0.28)         $(0.26)         $(0.23)        $(0.26)
  From net realized gain on investments
  and foreign currency transactions                       (0.54)          (0.71)          (0.39)             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.87)         $(0.99)         $(0.65)         $(0.23)        $(0.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.85          $16.06          $16.11          $15.42         $14.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                10.61            6.21            8.81           10.91(b)       12.63
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.77            1.80            1.81            1.78           1.80
Expenses after expense reductions (f)                      1.77            1.79            1.81            1.78            N/A
Net investment income                                      1.72            1.67            1.52            1.47           1.33
Portfolio turnover                                           45              48              50              65             71
Net assets at end of period (000 Omitted)                $5,809          $5,069          $4,477          $2,676         $1,064
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                          YEARS ENDED 9/30
                                                     -------------------------------------------------------------------------
                                                           2007            2006            2005            2004           2003

Net asset value, beginning of period                     $16.12          $16.17          $15.48          $14.18         $12.83
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                               $0.29           $0.26           $0.24           $0.22          $0.19
  Net realized and unrealized gain (loss)
  on investments and foreign currency                      1.38            0.68            1.10            1.31           1.42
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.67           $0.94           $1.34           $1.53          $1.61
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.33)         $(0.28)         $(0.26)         $(0.23)        $(0.26)
  From net realized gain on investments
  and foreign currency transactions                       (0.54)          (0.71)          (0.39)             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.87)         $(0.99)         $(0.65)         $(0.23)        $(0.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.92          $16.12          $16.17          $15.48         $14.18
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                10.63            6.18            8.79           10.87(b)       12.67
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.77            1.80            1.81            1.78           1.80
Expenses after expense reductions (f)                      1.77            1.79            1.81            1.78            N/A
Net investment income                                      1.72            1.67            1.53            1.45           1.36
Portfolio turnover                                           45              48              50              65             71
Net assets at end of period (000 Omitted)                $5,342          $4,566          $3,890          $2,475         $1,066
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005
    (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Class A, Class B, and Class C returns previously reported as 7.10%, 6.50%, and 6.48%, respectively, have been revised, resulting in an increase of 0.06%, 0.04%, and 0.04%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer- supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At September 30, 2007, the value of securities loaned was $989,381,080. These loans were collateralized by cash of $993,762,587 and U.S. Treasury obligations of $11,386,606.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                              9/30/07             9/30/06

Ordinary income (including any
short-term capital gains)                $315,535,306        $387,592,470

Long-term capital gain                    366,710,067         436,227,955
-------------------------------------------------------------------------
Total distributions                      $682,245,373        $823,820,425

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07

          Cost of investments                          $10,941,334,234
----------------------------------------------------------------------
          Gross appreciation                            $1,454,936,316
          Gross depreciation                              (298,589,700)
----------------------------------------------------------------------
          Net unrealized appreciation (depreciation)    $1,156,346,616
          Undistributed ordinary income                    118,109,661
          Undistributed long-term capital gain             664,740,465
          Other temporary differences                      (22,489,165)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

    First $6.3 billion of average daily net assets          0.35%
    Average daily net assets in excess of $6.3 billion      0.34%

The management fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.345% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $931,450 and $7,757 for the year ended September 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%         $25,254,642
Class B                             0.75%              0.25%              1.00%             1.00%          20,865,908
Class C                             0.75%              0.25%              1.00%             1.00%          14,672,552
Class R                             0.25%              0.25%              0.50%             0.50%             480,948
Class R1                            0.50%              0.25%              0.75%             0.75%              68,346
Class R2                            0.25%              0.25%              0.50%             0.50%              33,154
Class R3                            0.25%              0.25%              0.50%             0.50%             349,796
Class R4                               --              0.25%              0.25%             0.25%             237,303
Class 529A                          0.25%              0.25%              0.50%             0.35%              48,630
Class 529B                          0.75%              0.25%              1.00%             1.00%              55,360
Class 529C                          0.75%              0.25%              1.00%             1.00%              51,593
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $62,118,232

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    September 30, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $82,361
              Class B                                 $2,723,914
              Class C                                    $91,408
              Class 529B                                  $3,574
              Class 529C                                     $17

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversee the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                 $34,737
              Class 529B                                  13,840
              Class 529C                                  12,898
              --------------------------------------------------
              Total Program Manager Fees                 $61,475

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2007, the fee was $6,589,407, which equated to 0.0575% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,998,290. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.0053% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended September 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                      BEGINNING OF                          ANNUAL
                    PERIOD THROUGH       EFFECTIVE       EFFECTIVE         TOTAL
                           3/31/07         4/01/07        RATE (g)        AMOUNT

Class R1                     0.45%           0.35%           0.35%       $35,172
Class R2                     0.40%           0.25%           0.25%        20,151
Class R3                     0.25%           0.15%           0.15%       134,009
Class R4                     0.15%           0.15%           0.15%       142,382
Class R5                     0.10%           0.10%           0.10%       128,202
--------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                       $459,916

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended September 30, 2007, the waiver amounted to $35,922 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $12,391. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $15,180. Both amounts are included in independent trustees' compensation for the year ended September 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $247,188 at September 30, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $75,570 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2007, the fee paid to Tarantino LLC was $72,881. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $56,587, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in income distributions from affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                         PURCHASES                  SALES

U.S. government securities                                          $1,097,295,836         $1,422,145,730
-----------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                        $4,030,848,810         $4,959,340,675
-----------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                YEAR ENDED                           YEAR ENDED
                                                  9/30/07                              9/30/06
                                        SHARES             AMOUNT            SHARES             AMOUNT
Shares sold

  Class A                               86,263,688      $1,433,883,288       85,506,052      $1,337,993,878
  Class B                                8,515,279         140,721,374       12,840,412         200,850,059
  Class C                               11,737,855         194,910,951       14,131,492         221,759,031
  Class I                               15,269,729         256,297,529        3,609,497          56,058,533
  Class R                                2,039,715          33,806,288        2,024,091          31,705,473
  Class R1                               1,203,427          19,848,904          319,885           5,002,178
  Class R2                                 816,608          13,582,257          315,960           4,952,327
  Class R3                               6,117,557         101,296,544        2,686,261          42,030,886
  Class R4                               9,572,458         158,183,889        4,238,431          65,819,942
  Class R5                              15,039,684         250,153,442          692,247          10,856,083
  Class 529A                               139,066           2,296,785          183,221           2,864,722
  Class 529B                                41,020             677,646           47,327             739,774
  Class 529C                                58,367             968,741           67,164           1,052,530
-----------------------------------------------------------------------------------------------------------
                                       156,814,453      $2,606,627,638      126,662,040      $1,981,685,416

Shares issued to shareholders in
reinvestment of distributions

  Class A                               23,902,513        $389,846,161       30,407,210        $468,673,143
  Class B                                6,319,859         102,824,282        9,787,232         150,514,813
  Class C                                3,644,503          59,563,268        5,461,045          84,317,107
  Class I                                  962,788          15,718,051        1,028,389          15,869,340
  Class R                                  291,619           4,754,437          402,825           6,210,797
  Class R1                                  22,142             361,342           12,145             187,031
  Class R2                                  17,585             287,032            5,676              87,745
  Class R3                                 209,831           3,434,477          135,813           2,100,727
  Class R4                                 272,680           4,463,164           43,545             681,183
  Class R5                                 181,706           3,011,149              249               3,843
  Class 529A                                46,591             758,634           47,057             724,049
  Class 529B                                16,728             272,340           18,573             285,667
  Class 529C                                15,405             251,788           16,272             251,401
-----------------------------------------------------------------------------------------------------------
                                        35,903,950        $585,546,125       47,366,031        $729,906,846

Shares reacquired
  Class A                             (139,473,185)    $(2,314,225,423)    (127,915,150)    $(2,000,635,107)
  Class B                              (45,264,715)       (749,759,119)     (53,208,767)       (832,087,169)
  Class C                              (23,527,988)       (390,496,718)     (31,763,085)       (498,501,798)
  Class I                              (15,361,339)       (258,740,387)      (2,627,869)        (41,140,776)
  Class R                               (4,312,185)        (71,737,080)      (2,209,378)        (34,565,458)
  Class R1                                (549,420)         (9,045,013)        (120,701)         (1,884,299)
  Class R2                                (346,936)         (5,704,261)        (125,400)         (1,966,067)
  Class R3                              (3,467,622)        (57,168,431)      (1,251,286)        (19,564,569)
  Class R4                              (5,522,914)        (91,474,828)        (837,012)        (13,101,599)
  Class R5                              (3,842,026)        (65,201,035)         (65,571)         (1,026,901)
  Class 529A                               (79,577)         (1,317,514)         (76,484)         (1,192,442)
  Class 529B                               (28,676)           (471,626)         (28,298)           (441,537)
  Class 529C                               (41,247)           (684,657)         (40,887)           (639,149)
-----------------------------------------------------------------------------------------------------------
                                      (241,817,830)    $(4,016,026,092)    (220,269,888)    $(3,446,746,871)

Net change
  Class A                              (29,306,984)      $(490,495,974)     (12,001,888)      $(193,968,086)
  Class B                              (30,429,577)       (506,213,463)     (30,581,123)       (480,722,297)
  Class C                               (8,145,630)       (136,022,499)     (12,170,548)       (192,425,660)
  Class I                                  871,178          13,275,193        2,010,017          30,787,097
  Class R                               (1,980,851)        (33,176,355)         217,538           3,350,812
  Class R1                                 676,149          11,165,233          211,329           3,304,910
  Class R2                                 487,257           8,165,028          196,236           3,074,005
  Class R3                               2,859,766          47,562,590        1,570,788          24,567,044
  Class R4                               4,322,224          71,172,225        3,444,964          53,399,526
  Class R5                              11,379,364         187,963,556          626,925           9,833,025
  Class 529A                               106,080           1,737,905          153,794           2,396,329
  Class 529B                                29,072             478,360           37,602             583,904
  Class 529C                                32,525             535,872           42,549             664,782
-----------------------------------------------------------------------------------------------------------
                                       (49,099,427)      $(823,852,329)     (46,241,817)      $(735,154,609)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2007, the fund's commitment fee and interest expense were $65,408 and $3,092, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) GAIN CONTINGENCY

The fund's investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the "SEC") entering an order approving a settlement with MFS and two of its former officers (the "Settlement Order"). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the "Payments") to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the "IDC") in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party's late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

(8) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended September 30, 2007, is set forth below:

                                          BEGINNING        ACQUISITIONS      DISPOSITIONS        ENDING
                                           SHARES             SHARES            SHARES           SHARES
AFFILIATE                                  AMOUNT             AMOUNT            AMOUNT           AMOUNT
MFS Institutional Money Market
Portfolio                                    --                508,610,476      360,899,005      147,711,471

                                                           CAPITAL GAIN
                                                          DISTRIBUTIONS
                                          REALIZED       FROM UNDERLYING       DIVIDEND          ENDING
AFFILIATE                                GAIN (LOSS)          FUNDS             INCOME            VALUE

MFS Institutional Money Market
Portfolio                                 $  --              $  --               $1,243,758     $147,711,471

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V
and Shareholders of MFS Total Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Total Return Fund (one of the portfolios comprising MFS Series Trust V) (the "Trust") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Total Return Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by
    MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741             One Chase Manhattan Plaza
                                                       New York, NY 10081

DISTRIBUTOR
MFS Fund Distributors, Inc.                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741             Deloitte & Touche LLP
                                                       200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Brooks Taylor
Nevin Chitkara
William Douglas
Kenneth Enright
Steven Gorham
Richard Hawkins
Gregory Locraft
Michael Roberge
Jonathan Sage

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on average daily net assets over $6.3 billion. The Trustees also considered that, according to the Lipper data (which takes into account the breakpoint described above), the Fund's effective advisory fee rate and the Fund's total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted the Fund's advisory fee rate schedule described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $452,917,145 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 33.21% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual Report

MFS(R) RESEARCH FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
MANAGEMENT REVIEW                                           3
-------------------------------------------------------------
PERFORMANCE SUMMARY                                         6
-------------------------------------------------------------
EXPENSE TABLE                                               9
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   11
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        17
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    20
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        22
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       23
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              33
-------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    45
-------------------------------------------------------------
TRUSTEES AND OFFICERS                                      46
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              52
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      56
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             56
-------------------------------------------------------------
FEDERAL TAX INFORMATION                                    56
-------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                      57
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

SIPC CONTACT INFORMATION:
You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        MFR-ANN

LETTER FROM THE CEO

[Photo of Roberrt J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investmenet advice, and no forecasts can ge guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                             99.1%
              Cash & Other Net Assets                    0.9%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                          3.0%
              -----------------------------------------------
              Bank of New York Mellon Corp.              2.6%
              -----------------------------------------------
              Altria Group, Inc.                         2.3%
              -----------------------------------------------
              Danaher Corp.                              2.2%
              -----------------------------------------------
              Amgen, Inc.                                2.2%
              -----------------------------------------------
              PepsiCo, Inc.                              2.1%
              -----------------------------------------------
              MetLife, Inc.                              2.0%
              -----------------------------------------------
              JPMorgan Chase & Co.                       2.0%
              -----------------------------------------------
              United Technologies Corp.                  1.9%
              -----------------------------------------------
              Google, Inc., "A"                          1.9%
              -----------------------------------------------

              EQUITY SECTORS

              Financial Services                        19.6%
              -----------------------------------------------
              Technology                                15.0%
              -----------------------------------------------
              Health Care                               11.1%
              -----------------------------------------------
              Energy                                    10.4%
              -----------------------------------------------
              Industrial Goods & Services                7.8%
              -----------------------------------------------
              Utilities & Communications                 7.8%
              -----------------------------------------------
              Consumer Staples                           7.5%
              -----------------------------------------------
              Retailing                                  6.6%
              -----------------------------------------------
              Basic Materials                            4.9%
              -----------------------------------------------
              Leisure                                    3.9%
              -----------------------------------------------
              Special Products & Services                2.7%
              -----------------------------------------------
              Transportation                             1.2%
              -----------------------------------------------
              Autos & Housing                            0.6%
              -----------------------------------------------

Percentages are based on net assets as of 09/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2007, Class A shares of the MFS Research Fund provided a total return of 19.49%, at net asset value. This compares with a return of 16.44% for the fund's benchmark, the Standard & Poor's 500 Stock Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. While credit conditions improved by late September as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets flirted with new highs by the end of the reporting period, having totally erased losses incurred earlier in the summer.

CONTRIBUTORS TO PERFORMANCE

For the MFS Research Fund, security selection in the basic materials sector was the primary contributor to the fund's performance relative to the benchmark over the reporting period. The fund's shares in package manufacturer Owens-Illinois(aa)(g) rose as the company reported first quarter 2007 earnings that exceeded consensus expectations. The company cited better glass factory operating performance as one of the factors in improved profitability. Shares in United Kingdom's mining giant BHP Billiton(aa) also posted significant returns.

Within the financial services sector, avoiding Citigroup aided performance as shares of this firm performed poorly relative to the benchmark.

Security selection in the utilities and communications sector also helped boost relative returns. The fund benefited from its investment in power generation company NRG Energy(aa). NRG's strong quarterly results, increased earnings guidance, and optimistic outlook on growth drove the stock's appreciation over the reporting period. The fund's overweight position in natural gas pipelines operator Williams Cos. also aided returns.

Stock selection in the consumer staples sector was another positive factor in the fund's relative performance. However, no holdings in this sector were among the top contributors.

Elsewhere in the fund, overweighting global integrated energy company Hess and electronic commerce and payment services company First Data Corp.(g) contributed to relative returns. The fund's position in drilling rig operator GlobalSantaFe Corp.(aa)(g) was another standout performer. Underweighting retail giant Wal-Mart(g) benefited results as shares underperformed the benchmark. Not owning pharmaceutical giant Pfizer also helped.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Security selection in the health care sector was the primary detractor from performance relative to the fund's benchmark over the period. In particular, the fund's overweight position in biotech firm Amgen hurt results. Shares of Amgen declined due, in part, to increasing pressure from the FDA on the company's anemia drugs as well as potential competition. Shares in global biotech company Genzyme also held back performance.

Security selection in the autos and housing and leisure sectors also weighed on performance over the reporting period, although no holdings in either sector were among the top detractors.

Individual stocks in other sectors that detracted from results included investment company Genworth Financial, student loan service provider SLM Corp.(g) and department stores operator Macy's. Additionally, an underweight position in strong performing computer company Apple(g) also held back performance. The fund's overweighted positions in network storage company Network Appliance and networking chip maker Marvell Technology Group weighed on results. Not owning benchmark constituent Chevron and underweighting Exxon Mobil, both integrated oil and gas companies, detracted from results as these stocks outperformed the benchmark.

Respectfully,

Katrina Mead
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS Research         Standard &Poor's
                       Fund - Class A        500 Stock Index
          9/97           $ 9,425               $10,000
          9/98             9,341                10,905
          9/99            11,592                13,937
          9/00            15,353                15,788
          9/01             9,391                11,585
          9/02             7,482                 9,212
          9/03             8,925                11,459
          9/04            10,134                13,049
          9/05            12,008                14,648
          9/06            12,807                16,228
          9/07            15,303                18,896

TOTAL RETURNS THROUGH 9/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                10/13/71             19.49%      15.38%       4.97%
----------------------------------------------------------------------------
        B                 9/07/93             18.68%      14.64%       4.28%
----------------------------------------------------------------------------
        C                 1/03/94             18.72%      14.63%       4.29%
----------------------------------------------------------------------------
        I                 1/02/97             19.91%      15.79%       5.34%
----------------------------------------------------------------------------
        W                 5/01/06             19.77%      15.47%       5.00%
----------------------------------------------------------------------------
        R                12/31/02             19.30%      15.20%       4.88%
----------------------------------------------------------------------------
       R1                 4/01/05             18.59%      14.59%       4.26%
----------------------------------------------------------------------------
       R2                 4/01/05             18.99%      14.77%       4.34%
----------------------------------------------------------------------------
       R3                10/31/03             19.12%      14.92%       4.41%
----------------------------------------------------------------------------
       R4                 4/01/05             19.46%      15.37%       4.96%
----------------------------------------------------------------------------
       R5                 4/01/05             19.77%      15.54%       5.04%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)         16.44%      15.45%       6.57%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                     12.62%      14.03%       4.35%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     14.68%      14.41%       4.28%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     17.72%      14.63%       4.29%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
Class I, W, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - a market capitalization index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Classes W, R, R4 and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2 and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
       Actual               0.95%     $1,000.00        $1,100.10       $5.00
    A  -------------------------------------------------------------------------
       Hypothetical(h)      0.95%     $1,000.00        $1,020.31       $4.81
--------------------------------------------------------------------------------
       Actual               1.59%     $1,000.00        $1,096.60       $8.36
    B  -------------------------------------------------------------------------
       Hypothetical(h)      1.59%     $1,000.00        $1,017.10       $8.04
--------------------------------------------------------------------------------
       Actual               1.59%     $1,000.00        $1,096.50       $8.36
    C  -------------------------------------------------------------------------
       Hypothetical(h)      1.59%     $1,000.00        $1,017.10       $8.04
--------------------------------------------------------------------------------
       Actual               0.60%     $1,000.00        $1,102.40       $3.16
    I  -------------------------------------------------------------------------
       Hypothetical(h)      0.60%     $1,000.00        $1,022.06       $3.04
--------------------------------------------------------------------------------
       Actual               0.70%     $1,000.00        $1,101.40       $3.69
    W  -------------------------------------------------------------------------
       Hypothetical(h)      0.70%     $1,000.00        $1,021.56       $3.55
--------------------------------------------------------------------------------
       Actual               1.08%     $1,000.00        $1,099.40       $5.68
    R  -------------------------------------------------------------------------
       Hypothetical(h)      1.08%     $1,000.00        $1,019.65       $5.47
--------------------------------------------------------------------------------
       Actual               1.70%     $1,000.00        $1,096.30       $8.93
   R1  -------------------------------------------------------------------------
       Hypothetical(h)      1.70%     $1,000.00        $1,016.55       $8.59
--------------------------------------------------------------------------------
       Actual               1.35%     $1,000.00        $1,097.90       $7.10
   R2  -------------------------------------------------------------------------
       Hypothetical(h)      1.35%     $1,000.00        $1,018.30       $6.83
--------------------------------------------------------------------------------
       Actual               1.25%     $1,000.00        $1,098.50       $6.58
   R3  -------------------------------------------------------------------------
       Hypothetical(h)      1.25%     $1,000.00        $1,018.80       $6.33
--------------------------------------------------------------------------------
       Actual               1.01%     $1,000.00        $1,100.30       $5.32
   R4  -------------------------------------------------------------------------
       Hypothetical(h)      1.01%     $1,000.00        $1,020.00       $5.11
--------------------------------------------------------------------------------
       Actual               0.70%     $1,000.00        $1,101.80       $3.69
   R5  -------------------------------------------------------------------------
       Hypothetical(h)      0.70%     $1,000.00        $1,021.56       $3.55
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
---------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------
Aerospace - 3.4%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 384,540        $   41,718,745
United Technologies Corp.                                             641,110            51,596,533
                                                                                     --------------
                                                                                     $   93,315,278
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
---------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                       204,700        $    9,676,169
NIKE, Inc., "B"                                                       448,850            26,329,541
                                                                                     --------------
                                                                                     $   36,005,710
---------------------------------------------------------------------------------------------------
Biotechnology - 5.1%
---------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                     1,046,110        $   59,178,443
Genzyme Corp. (a)                                                     792,380            49,095,865
Millipore Corp. (a)(l)                                                400,460            30,354,868
                                                                                     --------------
                                                                                     $  138,629,176
---------------------------------------------------------------------------------------------------
Broadcasting - 1.2%
---------------------------------------------------------------------------------------------------
News Corp., "A"                                                       549,960        $   12,093,620
Walt Disney Co.                                                       398,270            13,696,505
WPP Group PLC                                                         433,890             5,875,108
                                                                                     --------------
                                                                                     $   31,665,233
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.2%
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                198,410        $   25,299,259
Deutsche Boerse AG                                                    111,460            15,190,134
E*TRADE Financial Corp. (a)                                           674,260             8,805,836
Franklin Resources, Inc.                                              181,240            23,108,100
Goldman Sachs Group, Inc.                                             142,230            30,826,930
TD AMERITRADE Holding Corp. (a)                                       644,510            11,742,972
                                                                                     --------------
                                                                                     $  114,973,231
---------------------------------------------------------------------------------------------------
Business Services - 0.9%
---------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR                                    944,450        $   24,451,811
---------------------------------------------------------------------------------------------------
Cable TV - 1.3%
---------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                        979,435        $   23,467,263
Time Warner Cable, Inc. (a)                                           319,360            10,475,008
                                                                                     --------------
                                                                                     $   33,942,271
---------------------------------------------------------------------------------------------------
Chemicals - 1.9%
---------------------------------------------------------------------------------------------------
3M Co.                                                                201,980        $   18,901,288
PPG Industries, Inc.                                                  425,860            32,173,723
                                                                                     --------------
                                                                                     $   51,075,011
---------------------------------------------------------------------------------------------------
Computer Software - 2.7%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                               529,080        $   23,099,633
Oracle Corp. (a)                                                    1,517,050            32,844,133
Salesforce.com, Inc. (a)(l)                                           348,460            17,882,967
                                                                                     --------------
                                                                                     $   73,826,733
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.4%
---------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                       1,151,690        $   23,955,152
International Business Machines Corp.                                 346,330            40,797,674
Network Appliance, Inc. (a)                                         1,055,380            28,400,276
                                                                                     --------------
                                                                                     $   93,153,102
---------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
---------------------------------------------------------------------------------------------------
Siemens AG                                                            210,940        $   29,024,534
---------------------------------------------------------------------------------------------------
Construction - 0.6%
---------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                               1,317,930        $   16,882,683
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A" (a)                                           326,270        $   19,625,141
Colgate-Palmolive Co.                                                 595,680            42,483,898
                                                                                     --------------
                                                                                     $   62,109,039
---------------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
---------------------------------------------------------------------------------------------------
Danaher Corp.                                                         725,260        $   59,986,255
Rockwell Automation, Inc.                                             337,430            23,454,759
                                                                                     --------------
                                                                                     $   83,441,014
---------------------------------------------------------------------------------------------------
Electronics - 4.2%
---------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               507,420        $   10,503,594
Intel Corp.                                                         1,838,570            47,545,420
Marvell Technology Group Ltd. (a)                                     807,080            13,211,900
National Semiconductor Corp.                                          291,800             7,913,616
SanDisk Corp. (a)                                                     297,770            16,407,127
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                    1,687,090            17,073,351
                                                                                     --------------
                                                                                     $  112,655,008
---------------------------------------------------------------------------------------------------
Energy - Independent - 2.9%
---------------------------------------------------------------------------------------------------
Apache Corp.                                                          385,510        $   34,719,031
CONSOL Energy, Inc.                                                   306,220            14,269,852
Ultra Petroleum Corp. (a)                                             204,500            12,687,180
XTO Energy, Inc.                                                      272,890            16,875,518
                                                                                     --------------
                                                                                     $   78,551,581
---------------------------------------------------------------------------------------------------
Energy - Integrated - 5.1%
---------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     885,730        $   81,983,169
Hess Corp.                                                            231,910            15,428,972
Marathon Oil Corp.                                                    336,300            19,175,826
TOTAL S.A., ADR                                                       258,800            20,970,564
                                                                                     --------------
                                                                                     $  137,558,531
---------------------------------------------------------------------------------------------------
Food & Beverages - 3.6%
---------------------------------------------------------------------------------------------------
General Mills, Inc.                                                   289,720        $   16,806,657
Nestle S.A                                                             48,248            21,685,892
PepsiCo, Inc.                                                         788,970            57,799,942
                                                                                     --------------
                                                                                     $   96,292,491
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
---------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                    688,130        $   27,270,592
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
---------------------------------------------------------------------------------------------------
International Game Technology                                         415,540        $   17,909,774
Royal Caribbean Cruises Ltd.                                          540,090            21,079,713
                                                                                     --------------
                                                                                     $   38,989,487
---------------------------------------------------------------------------------------------------
General Merchandise - 1.2%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            291,640        $    7,745,958
Macy's, Inc.                                                          743,840            24,040,909
                                                                                     --------------
                                                                                     $   31,786,867
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
---------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                   341,100        $   26,919,612
---------------------------------------------------------------------------------------------------
Insurance - 5.6%
---------------------------------------------------------------------------------------------------
Aflac, Inc.                                                           469,880        $   26,801,955
Chubb Corp.                                                           424,460            22,768,034
Genworth Financial, Inc., "A"                                         951,440            29,237,751
Hartford Financial Services Group, Inc.                               179,780            16,638,639
MetLife, Inc.                                                         791,170            55,168,284
                                                                                     --------------
                                                                                     $  150,614,663
---------------------------------------------------------------------------------------------------
Internet - 1.9%
---------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                  88,620        $   50,271,467
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
---------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                             5,200        $      379,236
Eaton Corp.                                                           142,640            14,127,066
Timken Co.                                                            554,480            20,598,932
                                                                                     --------------
                                                                                     $   35,105,234
---------------------------------------------------------------------------------------------------
Major Banks - 7.4%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 942,970        $   47,403,102
Bank of New York Mellon Corp.                                       1,577,466            69,629,349
JPMorgan Chase & Co.                                                1,151,200            52,747,984
State Street Corp.                                                    436,400            29,745,024
                                                                                     --------------
                                                                                     $  199,525,459
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
---------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                      223,310        $   14,108,726
---------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                         1,940,050        $   27,063,698
C.R. Bard, Inc.                                                        96,482             8,508,748
                                                                                     --------------
                                                                                     $   35,572,446
---------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%
---------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                    1,061,060        $   37,980,112
Cameco Corp.                                                          260,750            12,057,080
                                                                                     --------------
                                                                                     $   50,037,192
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.3%
---------------------------------------------------------------------------------------------------
Questar Corp.                                                         259,280        $   13,619,978
Sempra Energy                                                         379,700            22,068,164
                                                                                     --------------
                                                                                     $   35,688,142
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
---------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                   463,170        $   15,775,570
---------------------------------------------------------------------------------------------------
Network & Telecom - 2.8%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                             1,075,680        $   35,615,765
Motorola, Inc.                                                      1,473,960            27,312,479
Research In Motion Ltd. (a)                                           136,980            13,499,379
                                                                                     --------------
                                                                                     $   76,427,623
---------------------------------------------------------------------------------------------------
Oil Services - 2.4%
---------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. (a)                                           143,190        $   11,503,885
Halliburton Co.                                                       897,680            34,470,912
National Oilwell Varco, Inc. (a)                                       74,240            10,727,680
Noble Corp.                                                           155,220             7,613,541
                                                                                     --------------
                                                                                     $   64,316,018
---------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.9%
---------------------------------------------------------------------------------------------------
American Express Co.                                                  559,500        $   33,217,515
Countrywide Financial Corp.                                           264,650             5,030,997
UBS AG                                                                242,154            13,027,536
                                                                                     --------------
                                                                                     $   51,276,048
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.2%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   170,230        $    9,127,733
Merck & Co., Inc.                                                     388,190            20,065,541
Roche Holding AG                                                      204,080            37,024,139
Wyeth                                                                 457,490            20,381,180
                                                                                     --------------
                                                                                     $   86,598,593
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    136,400        $   11,071,588
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
Equity Residential, REIT                                              312,970        $   13,257,409
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        170,640        $   16,681,766
Praxair, Inc.                                                         192,840            16,152,278
                                                                                     --------------
                                                                                     $   32,834,044
---------------------------------------------------------------------------------------------------
Specialty Stores - 3.1%
---------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                      563,130        $   11,448,433
Lowe's Cos., Inc.                                                     934,120            26,174,042
Nordstrom, Inc.                                                       580,490            27,219,176
Staples, Inc.                                                         841,010            18,073,305
                                                                                     --------------
                                                                                     $   82,914,956
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
---------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                      171,880        $    7,832,068
---------------------------------------------------------------------------------------------------
Telephone Services - 2.6%
---------------------------------------------------------------------------------------------------
AT&T, Inc.                                                          1,185,010        $   50,137,769
Qwest Communications International, Inc. (a)                        1,321,510            12,105,032
TELUS Corp.                                                           166,340             9,374,097
                                                                                     --------------
                                                                                     $   71,616,898
---------------------------------------------------------------------------------------------------
Tobacco - 2.3%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    881,660        $   61,301,820
---------------------------------------------------------------------------------------------------
Trucking - 0.8%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                           199,980        $   20,947,905
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.0%
---------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                     481,540        $   22,189,363
FPL Group, Inc.                                                       383,340            23,337,739
NRG Energy, Inc. (a)                                                  452,030            19,116,349
PG&E Corp.                                                            319,380            15,266,364
                                                                                     --------------
                                                                                     $   79,909,815
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $2,438,536,853)                                $2,679,522,679
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.7%
---------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., Repurchase Agreement, 5.0%,
dated 9/28/07, due 10/01/07, total to be received $45,143,399
(secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in an individually
traded account), at Cost                                         $ 45,124,597        $   45,124,597
---------------------------------------------------------------------------------------------------
Money Market Funds (v) - 0.3%
---------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.33%, at Cost and
Net Asset Value                                                     8,541,771        $    8,541,771
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,492,203,221)                                  $2,733,189,047
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.1)%                                                 (28,863,110)
---------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $2,704,325,937
---------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
REIT     Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 9/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $44,177,544 of securities
on loan (identified cost, $2,492,203,221)                       $2,733,189,047
Receivable for investments sold                                     34,760,989
Receivable for fund shares sold                                        199,725
Interest and dividends receivable                                    2,374,803
Other assets                                                            81,588
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,770,606,152
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                  $14,694,962
Payable for fund shares reacquired                                   4,438,368
Collateral for securities loaned, at value                          45,124,597
Payable to affiliates
  Management fee                                                       127,456
  Shareholder servicing costs                                        1,044,616
  Distribution and service fees                                         95,024
  Administrative services fee                                            4,413
  Retirement plan administration and services fees                         348
Payable for independent trustees' compensation                         338,348
Accrued expenses and other liabilities                                 412,083
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $66,280,215
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,704,325,937
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $2,590,616,936
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies                                                         240,998,244
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (143,358,118)
Undistributed net investment income                                 16,068,875
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,704,325,937
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   100,882,459
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $1,377,199,134
  Shares outstanding                                                51,159,710
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $26.92
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $28.56
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $220,061,886
  Shares outstanding                                                 8,812,020
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $24.97
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $155,741,422
  Shares outstanding                                                 6,232,765
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $24.99
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                      $932,126,928
  Shares outstanding                                                33,945,511
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $27.46
-------------------------------------------------------------------------------------------------------
Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $197,576
  Shares outstanding                                                     7,333
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $26.94
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $2,892,838
  Shares outstanding                                                   108,543
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $26.65
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $3,444,670
  Shares outstanding                                                   138,808
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $24.82
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $1,001,643
  Shares outstanding                                                    40,060
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $25.00
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $6,078,574
  Shares outstanding                                                   230,044
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $26.42
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $5,512,809
  Shares outstanding                                                   205,125
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $26.88
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $68,457
  Shares outstanding                                                     2,540
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $26.95
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Year ended 9/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                         $42,047,934
  Interest                                                              693,278
  Other                                                                  92,116
  Foreign taxes withheld                                               (227,665)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $42,605,663
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                    $11,694,880
  Distribution and service fees                                       9,349,172
  Program manager fees                                                    1,060
  Shareholder servicing costs                                         3,702,532
  Administrative services fee                                           449,796
  Retirement plan administration and services fees                       21,256
  Independent trustees' compensation                                     94,458
  Custodian fee                                                         510,592
  Shareholder communications                                             92,212
  Auditing fees                                                          44,509
  Legal fees                                                             36,207
  Miscellaneous                                                         315,338
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $26,312,012
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (54,198)
  Reduction of expenses by investment adviser                           (16,190)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $26,241,624
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $16,364,039
-------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $404,307,981
  Foreign currency transactions                                           7,818
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $404,315,799
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $65,963,540
  Translation of assets and liabilities in foreign currencies            13,830
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $65,977,370
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $470,293,169
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $486,657,208
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          YEARS ENDED 9/30
                                                              -----------------------------------------
                                                                        2007                       2006

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $16,364,039                 $9,119,448
Net realized gain (loss) on investments and foreign
currency transactions                                            404,315,799                276,972,093
Net unrealized gain (loss) on investments and foreign
currency translation                                              65,977,370               (105,301,582)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $486,657,208               $180,789,959
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(4,063,594)               $(2,219,384)
  Class I                                                         (4,926,117)                (2,998,800)
  Class W                                                               (589)                        --
  Class R                                                             (2,710)                    (7,065)
  Class R1                                                                --                     (4,032)
  Class R2                                                                --                     (2,001)
  Class R3                                                            (5,824)                      (956)
  Class R4                                                            (3,888)                      (154)
  Class R5                                                              (320)                      (232)
  Class 529A                                                            (496)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(9,003,538)               $(5,232,624)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(530,527,763)             $(369,122,559)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(52,874,093)             $(193,565,224)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         2,757,200,030              2,950,765,254
At end of period (including undistributed net investment
income of $16,068,875 and $8,762,102, respectively)           $2,704,325,937             $2,757,200,030
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                       YEARS ENDED 9/30
                                         ------------------------------------------------------------------------------------
                                                  2007             2006             2005             2004                2003

Net asset value, beginning of period            $22.59           $21.21           $17.93           $15.90              $13.33
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.15            $0.08            $0.06            $0.07               $0.11
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                4.24             1.33             3.25             2.08                2.46
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $4.39            $1.41            $3.31            $2.15               $2.57
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.06)          $(0.03)          $(0.03)          $(0.12)                $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $26.92           $22.59           $21.21           $17.93              $15.90
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       19.49             6.65            18.49            13.54(b)(q)         19.28(j)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    0.97             1.02             1.06             1.02                1.06
Expenses after expense reductions (f)             0.97             1.02             1.06             1.02                1.06
Net investment income                             0.61             0.38             0.32             0.39                0.74
Portfolio turnover                                  84               99               99              117                 114
Net assets at end of period
(000 Omitted)                               $1,377,199       $1,491,146       $1,567,980       $1,405,075          $1,475,897
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                        YEARS ENDED 9/30
                                           ----------------------------------------------------------------------------------
                                                  2007             2006             2005             2004                2003

Net asset value, beginning of period            $21.04           $19.85           $16.86           $14.96              $12.62
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $(0.01)          $(0.06)          $(0.06)          $(0.04)              $0.01
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                3.94             1.25             3.05             1.95                2.33
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.93            $1.19            $2.99            $1.91               $2.34
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $--              $--              $--           $(0.01)                $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $24.97           $21.04           $19.85           $16.86              $14.96
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       18.68             5.99            17.73            12.78(b)(q)         18.54(j)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.62             1.68             1.71             1.67                1.70
Expenses after expense reductions (f)             1.62             1.68             1.71             1.67                1.70
Net investment income (loss)                     (0.02)           (0.28)           (0.33)           (0.26)               0.09
Portfolio turnover                                  84               99               99              117                 114
Net assets at end of period
(000 Omitted)                                 $220,062         $321,822         $544,719         $836,113          $1,071,292
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                        YEARS ENDED 9/30
                                           ----------------------------------------------------------------------------------
                                                  2007             2006             2005             2004                2003

Net asset value, beginning of period            $21.05           $19.86           $16.87           $14.96              $12.63
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $(0.01)          $(0.06)          $(0.06)          $(0.04)              $0.01
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                3.95             1.25             3.05             1.96                2.32
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.94            $1.19            $2.99            $1.92               $2.33
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $--              $--              $--           $(0.01)                $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $24.99           $21.05           $19.86           $16.87              $14.96
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       18.72             5.99            17.72            12.82(b)(q)         18.45(j)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.62             1.68             1.71             1.67                1.70
Expenses after expense reductions (f)             1.62             1.67             1.71             1.67                1.70
Net investment income (loss)                     (0.05)           (0.28)           (0.33)           (0.26)               0.09
Portfolio turnover                                  84               99               99              117                 114
Net assets at end of period
(000 Omitted)                                 $155,741         $170,718         $208,725         $226,376            $262,391
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 9/30
                                           ----------------------------------------------------------------------------------
                                                  2007             2006             2005             2004                2003

Net asset value, beginning of period            $23.04           $21.63           $18.28           $16.21              $13.54
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.23            $0.16            $0.14            $0.14               $0.17
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                4.34             1.35             3.31             2.11                2.50
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $4.57            $1.51            $3.45            $2.25               $2.67
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.15)          $(0.10)          $(0.10)          $(0.18)                $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $27.46           $23.04           $21.63           $18.28              $16.21
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          19.91             7.01            18.93            13.92(b)(q)         19.72(j)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.62             0.68             0.71             0.67                0.72
Expenses after expense reductions (f)             0.62             0.67             0.71             0.67                0.72
Net investment income                             0.92             0.73             0.67             0.78                1.08
Portfolio turnover                                  84               99               99              117                 114
Net assets at end of period
(000 Omitted)                                 $932,127         $760,210         $619,534         $421,942            $186,804
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS W                                                                                YEARS ENDED 9/30
                                                                                 --------------------------
                                                                                     2007           2006(i)

Net asset value, beginning of period                                               $22.62            $22.76
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.20             $0.06
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           4.25             (0.20)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $4.45            $(0.14)
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.13)              $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $26.94            $22.62
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             19.77             (0.62)(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               0.72              0.77(a)
Expenses after expense reductions (f)                                                0.72              0.77(a)
Net investment income                                                                0.79              0.66(a)
Portfolio turnover                                                                     84                99
Net assets at end of period (000 Omitted)                                            $198               $99
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                       YEARS ENDED 9/30
                                          ----------------------------------------------------------------------------------
                                                 2007             2006             2005             2004             2003(i)

Net asset value, beginning of period           $22.35           $21.01           $17.83           $15.87              $14.12
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.12            $0.05            $0.03            $0.05               $0.07
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                               4.19             1.31             3.22             2.06                1.68
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $4.31            $1.36            $3.25            $2.11               $1.75
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.01)          $(0.02)          $(0.07)          $(0.15)                $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $26.65           $22.35           $21.01           $17.83              $15.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                         19.30             6.49            18.28            13.39(b)(q)         12.39(j)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.12             1.18             1.21             1.17                1.21(a)
Expenses after expense reductions (f)            1.12             1.17             1.21             1.17                1.21(a)
Net investment income                            0.50             0.23             0.15             0.28                0.56(a)
Portfolio turnover                                 84               99               99              117                 114
Net assets at end of period
(000 Omitted)                                  $2,893           $5,577           $6,980           $2,158                 $40
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                                YEARS ENDED 9/30
                                                                     -----------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $20.93            $19.84            $18.66
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                 $(0.04)           $(0.07)           $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       3.93              1.24              1.23(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $3.89             $1.17             $1.18
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                                 $--            $(0.08)              $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $24.82            $20.93            $19.84
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    18.59              5.89              6.32(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.77              1.87              1.89(a)
Expenses after expense reductions (f)                                       1.72              1.77              1.89(a)
Net investment loss                                                        (0.19)            (0.36)            (0.59)(a)
Portfolio turnover                                                            84                99                99
Net assets at end of period (000 Omitted)                                 $3,445            $1,868              $776
--------------------------------------------------------------------------------------------------------------------

CLASS R2                                                                              YEARS ENDED 9/30

                                                                   ------------------------------------------------
                                                                          2007              2006            2005(i)

Net asset value, beginning of period                                    $21.01            $19.86             $18.66
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                       $0.04            $(0.00)(w)         $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                     3.95              1.24               1.22(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $3.99             $1.24              $1.20
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $--            $(0.09)               $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $25.00            $21.01             $19.86
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  18.99              6.27               6.43(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    1.44              1.57               1.61(a)
Expenses after expense reductions (f)                                     1.37              1.42               1.61(a)
Net investment income (loss)                                              0.17             (0.01)             (0.19)(a)
Portfolio turnover                                                          84                99                 99
Net assets at end of period (000 Omitted)                               $1,002              $411                $53
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                             YEARS ENDED 9/30
                                                       -----------------------------------------------------------------
                                                              2007              2006              2005           2004(i)

Net asset value, beginning of period                        $22.22            $20.91            $17.77            $16.61
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $0.06             $0.02            $(0.02)           $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                         4.18              1.31              3.22              1.35
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $4.24             $1.33             $3.20             $1.34
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.04)           $(0.02)           $(0.06)           $(0.18)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $26.42            $22.22            $20.91            $17.77
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      19.12              6.34             18.02              8.10(b)(n)(q)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.31              1.42              1.46              1.42(a)
Expenses after expense reductions (f)                         1.27              1.32              1.46              1.42(a)
Net investment income (loss)                                  0.24              0.09             (0.09)            (0.06)(a)
Portfolio turnover                                              84                99                99               117
Net assets at end of period (000 Omitted)                   $6,079            $2,632            $1,329              $155
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R4                                                                               YEARS ENDED 9/30
                                                                    ------------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $22.55            $21.21            $19.87
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.11             $0.08             $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       4.27              1.32              1.31(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $4.38             $1.40             $1.34
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.05)           $(0.06)              $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $26.88            $22.55            $21.21
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    19.46              6.62              6.74(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.02              1.07              1.11(a)
Expenses after expense reductions (f)                                       1.02              1.07              1.11(a)
Net investment income                                                       0.44              0.34              0.31(a)
Portfolio turnover                                                            84                99                99
Net assets at end of period (000 Omitted)                                 $5,513            $1,815               $53
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                               YEARS ENDED 9/30
                                                                    ------------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                      $22.62            $21.24            $19.87
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.21             $0.14             $0.06
  Net realized and unrealized gain (loss)
  on investments and foreign currency                                       4.25              1.33              1.31(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $4.46             $1.47             $1.37
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.13)           $(0.09)              $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $26.95            $22.62            $21.24
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    19.77              6.95              6.89(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.72              0.77              0.81(a)
Expenses after expense reductions (f)                                       0.72              0.77              0.81(a)
Net investment income                                                       0.83              0.63              0.61(a)
Portfolio turnover                                                            84                99                99
Net assets at end of period (000 Omitted)                                    $68               $57               $53
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
Any redemption fees charged by the fund during the 2004 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A,
    Class B, Class C, Class I, Class R, and Class R3 total returns for the year ended September 30, 2004 would have been lower by 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), April 1, 2005 (Classes
    R1, R2, R4, and R5) and May 1, 2006 (Class W) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class
    B, Class C, Class I, and Class R total returns for the year ended September 30, 2003 would have been lower by approximately
    0.53%, 0.55%, 0.56%, 0.52%, and 0.49%, respectively.
(n) Not annualized.
(q) The fund's net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, the Class A, Class B, Class C,
    Class I, Class R, and Class R3 total return for the year ended September 30, 2004 would have been lower by approximately
    0.10%, 0.14%, 0.12%, 0.09%, 0.16%, and 0.09%, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                              9/30/07             9/30/06
Ordinary income (including any
short-term capital gains)                  $9,003,538          $5,232,624

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07

          Cost of investments                           $2,494,908,353
----------------------------------------------------------------------
          Gross appreciation                              $335,309,224
          Gross depreciation                               (97,028,530)
----------------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $238,280,694
          Undistributed ordinary income                     16,334,860
          Capital loss carryforwards                      (140,548,295)
          Other temporary differences                         (358,258)

As of September 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              9/30/11                                    $(140,548,295)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $59,072 and $110 for the year ended September 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $4,942,341
Class B                             0.75%              0.25%              1.00%             1.00%           2,716,199
Class C                             0.75%              0.25%              1.00%             1.00%           1,622,520
Class W                             0.10%                 --              0.10%             0.10%                 128
Class R                             0.25%              0.25%              0.50%             0.50%              21,450
Class R1                            0.50%              0.25%              0.75%             0.75%              15,999
Class R2                            0.25%              0.25%              0.50%             0.50%               2,282
Class R3                            0.25%              0.25%              0.50%             0.50%              17,954
Class R4                               --              0.25%              0.25%             0.25%               7,429
Class 529A (c)                      0.25%              0.25%              0.50%             0.35%                 738
Class 529B (c)                      0.75%              0.25%              1.00%             1.00%                 640
Class 529C (c)                      0.75%              0.25%              1.00%             1.00%               1,492
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $9,349,172

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.
(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    September 30, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $10,701
              Class B                                   $283,189
              Class C                                     $7,803
              Class 529B                                    $195
              Class 529C                                     $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversee the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007. Program manager fees for the year ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                    $527
              Class 529B                                     160
              Class 529C                                     373
              --------------------------------------------------
              Total Program Manager Fees                  $1,060

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2007, the fee was $1,567,921, which equated to 0.0576% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,602,824. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended September 30, 2007, these costs for the fund amount to $323,754 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended September 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                        BEGINNING OF                        ANNUAL
                      PERIOD THROUGH      EFFECTIVE      EFFECTIVE         TOTAL
                             3/31/07        4/01/07       RATE (g)        AMOUNT

Class R1                       0.45%          0.35%          0.35%        $8,402
Class R2                       0.40%          0.25%          0.25%         1,446
Class R3                       0.25%          0.15%          0.15%         6,887
Class R4                       0.15%          0.15%          0.15%         4,458
Class R5                       0.10%          0.10%          0.10%            63
--------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                        $21,256

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended September 30, 2007, the waiver amounted to $2,742 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $10,561. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $28,460. Both amounts are included in independent trustees' compensation for the year ended September 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $256,243 at September 30, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $75,570 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2007, the fee paid to Tarantino LLC was $17,371. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $13,448, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividend income on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,252,203,309 and $2,757,216,377, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     9/30/07                           9/30/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                    6,110,886      $152,585,319      10,877,688      $236,665,591
  Class B                                      662,402        15,329,226       1,164,712        23,695,482
  Class C                                      221,548         5,088,905         376,548         7,688,658
  Class I                                    2,821,849        70,222,720       5,189,880       115,059,798
  Class W                                        2,915            76,110           4,394           100,000
  Class R                                       27,450           666,925          43,034           928,381
  Class R1                                     153,027         3,541,625          68,248         1,375,763
  Class R2                                      39,784           948,266          21,737           435,605
  Class R3                                     289,102         7,135,712          99,626         2,141,392
  Class R4                                     228,996         5,798,879         179,848         3,948,400
  Class R5                                          --                --               4                75
  Class 529A (c)                                 1,038            24,973           6,444           137,947
  Class 529B (c)                                   243             5,312           3,107            62,165
  Class 529C (c)                                 2,094            46,229           5,039           102,663
----------------------------------------------------------------------------------------------------------
                                            10,561,334      $261,470,201      18,040,309      $392,341,920

Shares issued to shareholders in
reinvestment of distributions

  Class A                                      148,003        $3,541,712          89,358        $1,936,387
  Class I                                      202,388         4,926,117         136,063         2,998,800
  Class W                                           25               589              --                --
  Class R                                          114             2,686             327             7,032
  Class R1                                          --                --             200             4,032
  Class R2                                          --                --              99             2,001
  Class R3                                         247             5,821              45               956
  Class R4                                         163             3,883               7               154
  Class R5                                          13               320              11               232
  Class 529A (c)                                    21               496              --                --
----------------------------------------------------------------------------------------------------------
                                               350,973        $8,481,624         226,110        $4,949,594

Shares reacquired

  Class A                                  (21,106,268)    $(519,014,699)    (18,897,227)    $(411,413,016)
  Class B                                   (7,147,834)     (164,908,373)    (13,308,540)     (270,093,541)
  Class C                                   (2,099,056)      (48,096,444)     (2,775,308)      (56,474,690)
  Class I                                   (2,070,333)      (53,634,468)       (982,371)      (21,968,912)
  Class R                                     (168,546)       (4,133,014)       (126,110)       (2,713,237)
  Class R1                                    (103,476)       (2,346,514)        (18,298)         (367,594)
  Class R2                                     (19,282)         (440,016)         (4,959)         (101,244)
  Class R3                                    (177,753)       (4,331,903)        (44,770)         (950,818)
  Class R4                                    (104,508)       (2,575,224)       (101,897)       (2,265,964)
  Class R5                                          --                --              (4)              (79)
  Class 529A (c)                               (19,826)         (484,513)           (973)          (20,837)
  Class 529B (c)                                (6,773)         (152,689)         (1,381)          (27,567)
  Class 529C (c)                               (15,989)         (361,731)           (805)          (16,574)
----------------------------------------------------------------------------------------------------------
                                           (33,039,644)    $(800,479,588)    (36,262,643)    $(766,414,073)

Net change

  Class A                                  (14,847,379)    $(362,887,668)     (7,930,181)    $(172,811,038)
  Class B                                   (6,485,432)     (149,579,147)    (12,143,828)     (246,398,059)
  Class C                                   (1,877,508)      (43,007,539)     (2,398,760)      (48,786,032)
  Class I                                      953,904        21,514,369       4,343,572        96,089,686
  Class W                                        2,939            76,699           4,394           100,000
  Class R                                     (140,982)       (3,463,403)        (82,749)       (1,777,824)
  Class R1                                      49,551         1,195,111          50,150         1,012,201
  Class R2                                      20,503           508,250          16,877           336,362
  Class R3                                     111,596         2,809,630          54,901         1,191,530
  Class R4                                     124,651         3,227,538          77,958         1,682,590
  Class R5                                          13               320              11               228
  Class 529A (c)                               (18,767)         (459,044)          5,471           117,110
  Class 529B (c)                                (6,530)         (147,377)          1,726            34,598
  Class 529C (c)                               (13,895)         (315,502)          4,234            86,089
----------------------------------------------------------------------------------------------------------
                                           (22,127,336)    $(530,527,763)    (17,996,224)    $(369,122,559)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 13%, 11%, 5% and 4%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the Lifetime 2030 Fund and the Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2007, the fund's commitment fee and interest expense were $15,417 and $6,596, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) GAIN CONTINGENCY

The fund's investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the "SEC") entering an order approving a settlement with MFS and two of its former officers (the "Settlement Order"). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the "Payments") to a Fair Fund established by the SEC, from which settlement funds will be distributed to current and former shareholders of the fund and certain other affected MFS retail funds. The Payments will be distributed to shareholders in accordance with a plan developed by an independent distribution consultant (the "IDC") in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Payments made by third parties into other settlement funds to remediate harm caused by the third party's late or excessive trading in certain MFS funds may also become part of the residual amounts. At this time, the residual amounts, if any, cannot be reasonably estimated and the fund has not accrued an estimate for any amounts to be received.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V and the Shareholders of
MFS Research Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Fund (one of the portfolios comprising MFS Series Trust V) (the "Trust") as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                CUSTODIAN
Massachusetts Financial Services Company          JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741        One Chase Manhattan Plaza
                                                  New York, NY 10081

DISTRIBUTOR
MFS Fund Distributors, Inc.                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741        Deloitte & Touche LLP
                                                  200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Katrina Mead

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund during the one-year period ended December 31, 2006.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including adjustments to the Fund's investment style in 2006. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account that the Fund's effective advisory fee rate was lower than the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                        MFS(R) INTERNATIONAL NEW DISCOVERY FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          6
--------------------------------------------------------------
EXPENSE TABLE                                                9
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    11
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         22
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     25
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         27
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        29
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               42
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     55
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       56
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               62
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       67
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              67
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     67
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       68
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:

You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        MIO-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              96.7%
              Cash & Other Net Assets                     3.3%

              TOP TEN HOLDINGS

              Christian Dior S.A.                         1.6%
              ------------------------------------------------
              Talisman Energy, Inc.                       1.4%
              ------------------------------------------------
              Continental AG                              1.2%
              ------------------------------------------------
              Linde AG                                    1.1%
              ------------------------------------------------
              ThyssenKrupp AG                             1.1%
              ------------------------------------------------
              Konica Minolta Holdings, Inc.               1.0%
              ------------------------------------------------
              TNT N.V.                                    1.0%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         1.0%
              ------------------------------------------------
              Symrise AG                                  1.0%
              ------------------------------------------------
              Unibanco - Uniao de Bancos
              Brasileiros S.A., GDR                       1.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.3%
              ------------------------------------------------
              Industrial Goods & Services                12.7%
              ------------------------------------------------
              Technology                                 10.0%
              ------------------------------------------------
              Utilities & Communications                  8.1%
              ------------------------------------------------
              Basic Materials                             7.6%
              ------------------------------------------------
              Consumer Staples                            6.6%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Leisure                                     5.5%
              ------------------------------------------------
              Energy                                      5.2%
              ------------------------------------------------
              Special Products & Services                 4.9%
              ------------------------------------------------
              Autos & Housing                             4.4%
              ------------------------------------------------
              Transportation                              3.2%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             13.4%
              ------------------------------------------------
              Germany                                    13.2%
              ------------------------------------------------
              Japan                                      11.6%
              ------------------------------------------------
              France                                      8.3%
              ------------------------------------------------
              Netherlands                                 5.3%
              ------------------------------------------------
              Canada                                      5.1%
              ------------------------------------------------
              United States                               4.4%
              ------------------------------------------------
              Italy                                       4.2%
              ------------------------------------------------
              Brazil                                      3.0%
              ------------------------------------------------
              Other Countries                            31.5%
              ------------------------------------------------

Percentages are based on net assets as of 09/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2007, Class A shares of the MFS International New Discovery Fund provided a total return of 28.17%, at net asset value. This compares with a return of 32.31% for the fund's benchmark, the S&P/Citigroup EMI (Extended Market Index) Global Ex U.S. Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. While credit conditions improved by late September as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets flirted with new highs by the end of the reporting period, having totally erased losses incurred earlier in the summer.

DETRACTORS FROM PERFORMANCE

For the MFS International New Discovery Fund, stock selection in the technology sector detracted from results relative to the benchmark. Within the sector, the fund's holdings of consumer electronics manufacturer Funai Electric (Japan)(aa) hurt as the stock performed poorly over the reporting period. This stock declined as the firm lowered earnings guidance during a period of increased pricing pressure on components for liquid crystal display (LCD) televisions.

Stock selection in the leisure sector was another negative factor. The fund's positioning in video game maker and toy manufacturer Namco Bandai (Japan)(g)
(aa) disappointed as the stock lagged the index. Shares of Namco Bandai declined on weak video game sales, which was largely due to slower-than-expected shipments of Sony PlayStation3 units. Holdings in television network operator Fuji Television Network(aa) also dampened results over the reporting period.

Although stock selection in the consumer staples sector held back relative performance, no individual securities within this sector were among the fund's top detractors.

Other stocks that detracted from performance included consumer credit firms Aeon Credit Services(aa) (Japan) and Aiful(g)(aa) (Japan). Both firms were hit by regulatory changes that limited the interest rate credit card companies could charge customers along with changes to reserve requirements. We continue to hold Aeon Credit Services given its attractive valuation, strong position in the Japanese market, and its exposure to faster emerging economies through its subsidiaries in Hong Kong, Thailand, Taiwan, and Malaysia. Banking firms, Natixis (France) and Chiba Bank(aa) (Japan), non-ferrous metals supplier and refiner Mitsui Mining & Smelting(aa), and telecommunications company Telus(aa) (Canada) were also among the fund's top detractors. Natixis declined when management announced that it had about $1.4 billion at risk from loans made to U.S. sub-prime mortgage lenders.

During the reporting period, our currency exposure was a detractor from the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

The fund's cash position was also a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection within the health care sector contributed to relative results. The fund's positioning in biopharmaceutical firms Actelion (Switzerland) and CSL Limited(aa) (Australia) helped as the performance of both stocks greatly outpaced the benchmark.

Positive security selection also helped in the special products and services sector. Our holdings of industrial conglomerate ThyssenKrupp (Germany) was the single largest contributor to relative performance over the reporting period. ThyssenKrupp reported better-than-expected earnings and increased forward guidance based on the strength of its steel operations.

Our overweighted position in the industrial goods and services sector was another positive. The fund's positioning in KCI Konecranes (Finland), a crane manufacturer, and Wartsila (Finland), a manufacturer of marine diesel engines, enhanced relative performance. Shares of KCI Konecranes rose as the company benefited from increasing levels of large scale building projects around the globe. Our decision to hold non-benchmark constituent Finning International
(aa) (Canada), the leading distributor of Caterpillar products worldwide, also helped performance.

Elsewhere, mining company Inmet Mining (Canada), steel producer Salzgitter AG (Germany), marine shipping company Jinhui Shipping and Transportation (Hong
Kong), and banking firm Unibanco-Uniao de Banco Brasileiros(aa) (Brazil) were also top contributors.

Respectfully,

David Antonelli                        Peter Fruzzetti
Portfolio Manager                      Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

Note to shareholders: Effective May 11, 2007, Edgar Barksdale, III was no longer a manager of the Portfolio.

Note to shareholders: As of September 1, 2006, the Fund is no longer available for sale to certain new investors. Please refer to the Fund's prospectus for further information.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, October 9, 1997, through the stated period end.) [Graphic Omitted]

                                                  S&P/Citigroup EMI
                           MFS International      (Extended Market
                             New Discovery          Index) Global
                            Fund -- Class A         Ex U.S. Index
          10/97                   9,425                 10,000
          9/98                    8,878                  8,479
          9/99                   12,440                 10,944
          9/00                   19,100                 11,240
          9/01                   14,799                  8,194
          9/02                   14,964                  7,951
          9/03                   19,614                 11,141
          9/04                   25,017                 14,312
          9/05                   32,464                 19,101
          9/06                   38,533                 23,425
          9/07                   49,389                 30,994

TOTAL RETURNS THROUGH 9/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr      Life (t)
-----------------------------------------------------------------------------
        A                10/09/97             28.17%      26.98%      18.06%
-----------------------------------------------------------------------------
        B                10/02/00             27.30%      26.14%      17.55%
-----------------------------------------------------------------------------
        C                10/02/00             27.24%      26.13%      17.53%
-----------------------------------------------------------------------------
        I                10/09/97             28.54%      27.39%      18.36%
-----------------------------------------------------------------------------
        R                12/31/02             27.92%      26.81%      17.99%
-----------------------------------------------------------------------------
       R1                 4/01/05             27.10%      26.48%      17.83%
-----------------------------------------------------------------------------
       R2                 4/01/05             27.56%      26.70%      17.93%
-----------------------------------------------------------------------------
       R3                10/31/03             27.75%      26.62%      17.90%
-----------------------------------------------------------------------------
       R4                 4/01/05             28.08%      26.96%      18.06%
-----------------------------------------------------------------------------
       R5                 4/01/05             28.42%      27.13%      18.14%
-----------------------------------------------------------------------------
      529A                7/31/02             27.78%      26.65%      17.90%
-----------------------------------------------------------------------------
      529B                7/31/02             26.93%      25.80%      17.51%
-----------------------------------------------------------------------------
      529C                7/31/02             26.97%      25.83%      17.51%
-----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
S&P/Citigroup EMI (Extended Market Index)
Global Ex U.S. Index (f)                      32.31%      31.27%      11.97%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                     20.80%      25.48%      17.36%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     23.30%      25.98%      17.55%
With CDSC (Declining over six years from
  4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     26.24%      26.13%      17.53%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
      529A                                    20.43%      25.16%      17.20%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
      529B                                    22.93%      25.64%      17.51%
With CDSC (Declining over six years from
  4% to 0%) (x)
----------------------------------------------------------------------------
      529C                                    25.97%      25.83%      17.51%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.
(t) For the period from the commencement of the fund's investment operations, October 9, 1997, through the stated period end.

INDEX DEFINITION

S&P/Citigroup EMI (Extended Market Index) Global Ex U.S. Index - represents the small capitalization stock component (the bottom 20% of the available market capitalization within each country) of the S&P/Citigroup Broad Market Index
(BMI). The BMI is a float-weighted index that spans 22 countries and includes the listed shares of all companies with an available market capitalization (float) of at least $100 million.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more. Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
        Actual              1.47%     $1,000.00        $1,078.20        $7.66
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.47%     $1,000.00        $1,017.70        $7.44
--------------------------------------------------------------------------------
        Actual              2.17%     $1,000.00        $1,074.80       $11.29
  B     ------------------------------------------------------------------------
        Hypothetical (h)    2.17%     $1,000.00        $1,014.19       $10.96
--------------------------------------------------------------------------------
        Actual              2.17%     $1,000.00        $1,074.60       $11.29
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.17%     $1,000.00        $1,014.19       $10.96
--------------------------------------------------------------------------------
        Actual              1.17%     $1,000.00        $1,079.70        $6.10
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.17%     $1,000.00        $1,019.20        $5.92
--------------------------------------------------------------------------------
        Actual              1.67%     $1,000.00        $1,077.20        $8.70
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.67%     $1,000.00        $1,016.70        $8.44
--------------------------------------------------------------------------------
        Actual              2.27%     $1,000.00        $1,073.70       $11.80
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.27%     $1,000.00        $1,013.69       $11.46
--------------------------------------------------------------------------------
        Actual              1.92%     $1,000.00        $1,075.70        $9.99
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.92%     $1,000.00        $1,015.44        $9.70
--------------------------------------------------------------------------------
        Actual              1.82%     $1,000.00        $1,076.20        $9.47
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.82%     $1,000.00        $1,015.94        $9.20
--------------------------------------------------------------------------------
        Actual              1.57%     $1,000.00        $1,078.00        $8.18
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.57%     $1,000.00        $1,017.20        $7.94
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00        $1,079.20        $6.62
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00        $1,018.70        $6.43
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00        $1,076.50        $9.21
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00        $1,016.19        $8.95
--------------------------------------------------------------------------------
        Actual              2.42%     $1,000.00        $1,072.90       $12.58
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.42%     $1,000.00        $1,012.94       $12.21
--------------------------------------------------------------------------------
        Actual              2.42%     $1,000.00        $1,073.20       $12.58
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.42%     $1,000.00        $1,012.94       $12.21
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.7%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES/PAR          VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-----------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                          4,708,950      $   18,685,471
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                   357,850          15,716,772
Finmeccanica S.p.A.                                                                   828,530          24,155,487
Meggitt PLC                                                                         1,592,677          10,334,931
                                                                                                   --------------
                                                                                                   $   68,892,661
-----------------------------------------------------------------------------------------------------------------
Airlines - 1.6%
-----------------------------------------------------------------------------------------------------------------
Air Berlin PLC (l)                                                                    964,701      $   16,065,816
Arriva PLC                                                                          1,626,120          25,693,858
Tam S.A., ADR (l)                                                                   1,000,000          27,400,000
Thai Airways International Public Co. Ltd.                                          7,000,000           8,577,680
                                                                                                   --------------
                                                                                                   $   77,737,354
-----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
-----------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A.                                                                     30,360      $    6,630,061
-----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-----------------------------------------------------------------------------------------------------------------
Adidas AG                                                                             253,600      $   16,647,395
Burberry Group PLC                                                                    279,600           3,757,342
Cremer S.A. (a)                                                                       491,200           5,721,287
Li & Fung Ltd.                                                                      4,811,000          20,429,926
Valentino Fashion Group S.p.A. (l)                                                     24,470           1,205,785
                                                                                                   --------------
                                                                                                   $   47,761,735
-----------------------------------------------------------------------------------------------------------------
Automotive - 1.4%
-----------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                     377,300      $    8,352,656
Continental AG                                                                        424,619          58,765,278
Kongsberg Automotive A.S.A                                                            261,000           1,752,571
                                                                                                   --------------
                                                                                                   $   68,870,505
-----------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
-----------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                     610,050      $   33,815,938
CSL Ltd.                                                                              281,152          26,806,938
                                                                                                   --------------
                                                                                                   $   60,622,876
-----------------------------------------------------------------------------------------------------------------
Broadcasting - 2.6%
-----------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                        55,438      $    1,023,720
Fuji Television Network, Inc.                                                          13,000          26,173,356
Gestevision Telecinco S.A. (l)                                                        494,950          13,003,322
Grupo Televisa S.A., ADR                                                              622,580          15,047,759
Nippon Television Network Corp.                                                       105,000          13,535,103
Societe Television Francaise 1 (l)                                                    297,480           8,002,180
Taylor Nelson Sofres PLC                                                            4,000,000          18,469,962
WPP Group PLC                                                                       2,390,390          32,367,190
                                                                                                   --------------
                                                                                                   $  127,622,592
-----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
-----------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                                                         876,300      $    3,280,063
Almancora SCA                                                                          31,360           3,514,845
Daiwa Securities Group, Inc.                                                        1,500,000          14,302,523
Deutsche Boerse AG                                                                     49,900           6,800,535
Julius Baer Holding Ltd.                                                              302,600          22,637,788
Rathbone Brothers PLC                                                               1,409,448          35,315,340
Van Lanschot N.V.                                                                      34,657           3,585,652
                                                                                                   --------------
                                                                                                   $   89,436,746
-----------------------------------------------------------------------------------------------------------------
Business Services - 3.5%
-----------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                       243,158      $    6,874,043
Amdocs Ltd. (a)                                                                       414,040          15,398,148
Bunzl PLC                                                                           2,263,547          32,432,162
Experian Group Ltd.                                                                   921,170           9,741,113
Intertek Group PLC                                                                  1,026,380          19,880,917
JFE Shoji Holdings, Inc.                                                            1,947,000          13,473,814
Kloeckner & Co. AG                                                                    400,040          27,670,412
Satyam Computer Services Ltd., ADR                                                  1,231,740          31,889,749
TAKKT AG                                                                              314,000           5,332,315
USS Co. Ltd.                                                                          100,000           6,580,381
                                                                                                   --------------
                                                                                                   $  169,273,054
-----------------------------------------------------------------------------------------------------------------
Cable TV - 0.1%
-----------------------------------------------------------------------------------------------------------------
NDS Group PLC, ADR (a)                                                                 61,500      $    3,067,620
-----------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------------------
Hoganas AB                                                                            165,700      $    4,400,994
Syngenta AG                                                                            54,000          11,648,333
Victrex PLC                                                                           271,200           3,661,102
                                                                                                   --------------
                                                                                                   $   19,710,429
-----------------------------------------------------------------------------------------------------------------
Computer Software - 0.3%
-----------------------------------------------------------------------------------------------------------------
Business Objects S.A.                                                                 258,280      $   11,536,506
Check Point Software Technologies Ltd. (a)                                             92,600           2,331,668
                                                                                                   --------------
                                                                                                   $   13,868,174
-----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
-----------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                          3,045,000      $    5,365,022
Cap Gemini S.A.                                                                       402,780          24,842,303
Detica Group PLC                                                                      174,500           1,110,028
Fujitsu Ltd.                                                                        1,500,000          10,615,767
HCL Technologies Ltd.                                                               2,474,000          18,660,159
Indra Sistemas S.A.                                                                    99,200           2,685,457
Wincor Nixdorf AG                                                                     200,000          16,553,780
                                                                                                   --------------
                                                                                                   $   79,832,516
-----------------------------------------------------------------------------------------------------------------
Conglomerates - 1.3%
-----------------------------------------------------------------------------------------------------------------
DCC PLC                                                                               151,000      $    4,460,530
Smiths Group PLC                                                                      177,066           3,871,606
ThyssenKrupp AG                                                                       867,540          55,290,106
                                                                                                   --------------
                                                                                                   $   63,622,242
-----------------------------------------------------------------------------------------------------------------
Construction - 3.0%
-----------------------------------------------------------------------------------------------------------------
CRH PLC                                                                               667,740      $   26,538,220
Geberit AG                                                                             38,047           4,979,854
Kaufman & Broad S.A.                                                                   60,200           3,715,539
Nexity International                                                                  350,020          21,593,214
SARE Holding S.A. de C.V., "B"                                                     12,582,967          18,990,204
Schindler Holding AG                                                                  230,400          14,553,455
Sekisui Chemical Co. Ltd. (l)                                                       3,000,000          22,042,097
Wienerberger AG                                                                       531,650          33,276,193
                                                                                                   --------------
                                                                                                   $  145,688,776
-----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.4%
-----------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                    63,300      $    2,375,649
Beiersdorf AG                                                                          87,000           6,520,534
Christian Dior S.A.                                                                   605,950          77,600,058
Estee Lauder Cos., Inc., "A"                                                           86,800           3,685,528
Henkel KGaA, IPS (l)                                                                  926,700          47,727,121
Kao Corp. (l)                                                                         800,000          23,915,980
Kimberly-Clark de Mexico S.A. de C.V., "A"                                          5,644,890          25,712,687
Natura Cosmeticos S.A. NPV                                                            530,700           6,369,558
Societe BIC S.A.                                                                       65,824           5,647,320
Uni-Charm Corp.                                                                       246,500          15,146,424
                                                                                                   --------------
                                                                                                   $  214,700,859
-----------------------------------------------------------------------------------------------------------------
Containers - 0.4%
-----------------------------------------------------------------------------------------------------------------
Mayr-Melnhof Karton AG NPV                                                             11,001      $    1,216,671
Smurfit Kappa PLC                                                                     694,933          16,075,524
                                                                                                   --------------
                                                                                                   $   17,292,195
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
-----------------------------------------------------------------------------------------------------------------
Halma PLC                                                                           1,068,936      $    4,924,870
Hitachi Cable (l)                                                                   1,900,000          11,790,648
Legrand S.A.                                                                          932,520          31,365,841
Mitsubishi Electric Corp.                                                           2,246,000          28,188,783
Nexans S.A.                                                                           159,050          26,181,255
OMRON Corp.                                                                           450,000          11,923,127
Pfeiffer Vacuum Technology AG                                                          25,550           2,320,386
Prysmian S.p.A.                                                                     1,629,637          46,464,958
Saft Groupe S.A. (l)                                                                   70,500           3,138,939
                                                                                                   --------------
                                                                                                   $  166,298,807
-----------------------------------------------------------------------------------------------------------------
Electronics - 6.6%
-----------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                    8,676,140      $   27,329,112
ASM Pacific Technology Ltd.                                                         3,500,000          30,964,085
ASML Holding N.V.                                                                     134,500           4,462,564
ASML Holding N.V. (a)                                                               1,407,272          46,242,958
Cenit AG Systemhaus                                                                   113,000           1,686,745
EPCOS AG                                                                              241,620           4,741,053
Flextronics International Ltd. (a)                                                  1,200,000          13,416,000
Funai Electric Co. Ltd. (l)                                                           200,000           8,715,736
Hirose Electric Co. Ltd. (l)                                                          159,100          19,371,831
Konica Minolta Holdings, Inc. (l)                                                   2,889,500          49,033,481
Melexis N.V.                                                                          184,500           3,404,349
Nippon Electric Glass Co. Ltd.                                                      1,475,000          23,783,065
Realtek Semiconductor Corp.                                                         1,663,725           7,545,007
Richtek Technology Corp.                                                              690,000           8,203,463
SAES Getters S.p.A.                                                                   113,180           4,220,348
Taiyo Yuden Co. (l)                                                                   900,000          17,845,470
Vacon Oyj                                                                             149,600           7,482,708
Venture Corp. Ltd.                                                                  2,000,000          22,205,026
Wolfson Microelectronics PLC                                                        3,855,490          19,261,602
                                                                                                   --------------
                                                                                                   $  319,914,603
-----------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.6%
-----------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                   240,420      $   11,203,572
Niko Resources Ltd.                                                                   100,000           9,786,656
OMV AG                                                                                453,702          30,320,338
Talisman Energy, Inc.                                                               3,441,740          67,643,335
Venture Production PLC                                                                352,800           4,906,996
                                                                                                   --------------
                                                                                                   $  123,860,897
-----------------------------------------------------------------------------------------------------------------
Engineering - Construction - 1.7%
-----------------------------------------------------------------------------------------------------------------
Bilfinger Berger AG                                                                   267,970      $   20,959,705
Koninklijke BAM Groep N.V.                                                            450,000          12,002,204
North American Energy Partners, Inc. (a)(h)                                         1,867,950          32,240,817
Terna S.A.                                                                            800,000          15,640,468
                                                                                                   --------------
                                                                                                   $   80,843,194
-----------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.7%
-----------------------------------------------------------------------------------------------------------------
Associated British Foods PLC                                                        2,299,760      $   37,654,952
CSM N.V.                                                                              500,000          16,782,108
Kerry Group PLC                                                                       605,250          17,965,418
Nong Shim Co. Ltd.                                                                     39,398           9,707,970
                                                                                                   --------------
                                                                                                   $   82,110,448
-----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
-----------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                      300,000      $    9,491,437
-----------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.0%
-----------------------------------------------------------------------------------------------------------------
Ekornes A.S.A.                                                                        104,600      $    2,231,291
-----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
-----------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                               4,282,450      $   33,175,936
Ladbrokes PLC                                                                       1,488,280          13,143,022
OPAP S.A.                                                                             137,600           5,341,049
William Hill PLC                                                                    1,196,000          15,741,930
                                                                                                   --------------
                                                                                                   $   67,401,937
-----------------------------------------------------------------------------------------------------------------
Insurance - 5.2%
-----------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                   1,217,300      $   22,408,789
Aflac, Inc.                                                                           761,480          43,434,819
Amlin PLC                                                                           4,005,880          26,998,001
Catlin Group Ltd.                                                                   4,731,120          44,296,618
CNP Assurances S.A.                                                                   360,932          46,206,752
Hiscox Ltd.                                                                         4,325,102          24,770,378
Kiln PLC                                                                            7,000,000          15,284,251
QBE Insurance Group Ltd.                                                              973,661          29,243,597
                                                                                                   --------------
                                                                                                   $  252,643,205
-----------------------------------------------------------------------------------------------------------------
Internet - 0.3%
-----------------------------------------------------------------------------------------------------------------
Freenet AG                                                                            325,650      $    8,899,366
Universo Online S.A., IPS                                                           1,057,500           6,778,846
                                                                                                   --------------
                                                                                                   $   15,678,212
-----------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
-----------------------------------------------------------------------------------------------------------------
Sankyo Co. Ltd. (l)                                                                   300,000      $   12,158,452
-----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 6.2%
-----------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                   604,266      $   10,464,903
Bucyrus International, Inc. (l)                                                       150,000          10,939,500
Burckhardt Compression Holding AG                                                      73,405          16,149,605
Demag Cranes AG (l)                                                                   277,920          13,103,854
Enodis PLC                                                                            191,900             684,934
Finning International, Inc.                                                           825,940          26,647,516
GEA Group AG                                                                          758,600          26,706,759
Harsco Corp.                                                                          500,000          29,635,000
KCI Konecranes PLC                                                                    861,592          34,685,179
Mitsui Mining & Smelting Co. Ltd.                                                   5,179,000          22,343,705
Neopost S.A.                                                                          215,628          30,438,865
Rotork PLC                                                                            136,600           2,821,956
Sandvik AB                                                                            259,800           5,578,744
Timken Co.                                                                          1,100,000          40,865,000
Wartsila Corp.                                                                        414,600          28,429,020
                                                                                                   --------------
                                                                                                   $  299,494,540
-----------------------------------------------------------------------------------------------------------------
Major Banks - 3.9%
-----------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                146,900      $    3,530,231
Banco Santander Chile, ADR                                                            271,170          13,713,067
Deutsche Postbank AG                                                                  448,830          32,979,492
Erste Bank der oesterreichischen Sparkassen AG                                        102,050           7,783,948
Korea Exchange Bank                                                                   800,000          12,981,478
Natixis S.A.                                                                        2,023,960          44,912,943
Raiffeisen International Bank Holding AG                                              141,570          20,707,816
Svenska Handelsbanken AB, "A"                                                         113,900           3,538,229
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                      363,240          47,784,222
                                                                                                   --------------
                                                                                                   $  187,931,426
-----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
-----------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                          786,760      $   25,598,606
-----------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
-----------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                          499,200      $   20,786,688
Fresenius AG, IPS                                                                     282,000          21,960,502
Miraca Holdings, Inc.                                                                 893,200          20,279,653
QIAGEN N.V. (l)                                                                       304,200           5,877,831
Synthes, Inc.                                                                         230,830          25,848,358
                                                                                                   --------------
                                                                                                   $   94,753,032
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%
-----------------------------------------------------------------------------------------------------------------
Cameco Corp. NPV                                                                      600,000      $   27,702,526
First Quantum Minerals Ltd.                                                           209,800          20,606,300
First Uranium Corp. NPV                                                             1,000,000           9,530,039
Inmet Mining Corp.                                                                    372,010          37,343,260
Salzgitter AG                                                                         225,370          44,299,148
Steel Authority of India Ltd.                                                       5,000,000          25,992,848
                                                                                                   --------------
                                                                                                   $  165,474,121
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
-----------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                     572,300      $   29,760,574
Tokyo Gas Co. Ltd.                                                                  4,000,000          18,651,676
                                                                                                   --------------
                                                                                                   $   48,412,250
-----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-----------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                       281,900      $    7,313,549
-----------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.2%
-----------------------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (l)                                            171,110      $   11,193,327
-----------------------------------------------------------------------------------------------------------------
Oil Services - 2.6%
-----------------------------------------------------------------------------------------------------------------
Acergy S.A.                                                                           998,520      $   29,681,199
Fugro N.V. (l)                                                                        395,304          32,115,271
GlobalSantaFe Corp.                                                                   295,540          22,466,951
Saipem S.p.A.                                                                         752,450          32,127,611
Vallourec S.A.                                                                         41,400          11,934,134
                                                                                                   --------------
                                                                                                   $  128,325,166
-----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.1%
-----------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd. (l)                                                    1,234,500      $   13,288,077
Akbank T.A.S.                                                                       1,101,575           8,382,193
Anglo Irish Bank Corp. PLC                                                            860,586          15,965,290
Babcock & Brown Ltd.                                                                  400,000           9,763,937
Banco Macro S.A., ADR                                                                 205,600           6,046,696
Bank of Queensland Ltd. (l)                                                           557,285           8,507,595
Chiba Bank Ltd.                                                                     2,388,000          18,482,102
Close Brothers Group PLC                                                              268,400           4,463,251
Credicorp Ltd.                                                                        125,000           8,462,500
Credito Emiliano S.p.A. (l)                                                           636,400           8,736,640
CSU Cardsystem S.A. (a)                                                             1,629,990           7,060,622
DEPFA Bank PLC                                                                      1,084,780          22,477,473
Hachijuni Bank Ltd.                                                                 2,850,000          20,542,555
Hana Financial Group, Inc.                                                            487,151          22,969,530
Housing Development Finance Corp. Ltd.                                                285,000          18,080,218
Joyo Bank Ltd. (l)                                                                  2,500,000          13,966,967
Komercni Banka A.S.                                                                   150,000          34,964,654
Old Mutual PLC                                                                      7,633,500          25,028,538
OTP Bank Ltd., GDR                                                                    182,000          19,792,500
Redecard S.A. NPV                                                                     501,400           9,355,090
Sapporo Hokuyo Holdings, Inc.                                                           1,600          15,897,503
Shizuoka Bank Ltd. (l)                                                              1,600,000          15,562,819
SNS REAAL Groep N.V.                                                                  997,760          22,625,031
Unione di Banche Italiane Scpa                                                      1,466,300          39,443,313
                                                                                                   --------------
                                                                                                   $  389,865,094
-----------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
-----------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                 6,420,456      $   48,396,880
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%
-----------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                    750,000      $   20,394,823
Novo Nordisk A/S, "B"                                                                 192,770          23,283,986
STADA Arzneimittel AG (l)                                                             300,000          19,577,699
Tanabe Seiyaku Co. Ltd.                                                             1,899,000          23,999,216
                                                                                                   --------------
                                                                                                   $   87,255,724
-----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.0%
-----------------------------------------------------------------------------------------------------------------
Biffa PLC                                                                             434,932      $    1,970,486
-----------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
-----------------------------------------------------------------------------------------------------------------
Paladin Resources Ltd. NPV (l)                                                      2,100,000      $   14,443,304
Teck Cominco Ltd. NPV, "B"                                                             82,971           3,942,730
                                                                                                   --------------
                                                                                                   $   18,386,034
-----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
-----------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                             281,300      $      850,111
Fimalac S.A. (l)                                                                       40,800           3,167,366
Johnston Press PLC                                                                    225,149           1,495,538
PagesJaunes Groupe S.A.                                                                39,300             808,157
Reed Elsevier PLC                                                                     823,100          10,404,455
Schibsted A.S.A. (l)                                                                  451,430          23,781,289
Trinity Mirror PLC                                                                  1,800,000          15,168,686
                                                                                                   --------------
                                                                                                   $   55,675,602
-----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
-----------------------------------------------------------------------------------------------------------------
Jinhui Shipping & Transportation Ltd.                                               2,000,000      $   28,473,117
-----------------------------------------------------------------------------------------------------------------
Real Estate - 1.3%
-----------------------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                                    393,700      $   16,927,925
Hang Lung Group Ltd.                                                                2,500,000          14,219,351
Hong Kong Land Holdings Ltd.                                                        2,979,000          13,465,080
Hypo Real Estate Holding AG (l)                                                       307,800          17,517,130
                                                                                                   --------------
                                                                                                   $   62,129,486
-----------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.1%
-----------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                        1,078,500      $    5,040,627
Whatman PLC                                                                           173,000             659,053
                                                                                                   --------------
                                                                                                   $    5,699,680
-----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.0%
-----------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                            1,027,000      $   13,829,389
Croda International PLC                                                               416,900           5,457,454
Linde AG                                                                              447,355          55,598,078
Lonza Group AG                                                                         73,335           8,004,078
Rhodia S.A.                                                                           380,700          13,864,453
Symrise AG (a)                                                                      1,800,574          47,792,870
                                                                                                   --------------
                                                                                                   $  144,546,322
-----------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.4%
-----------------------------------------------------------------------------------------------------------------
Bulgari S.p.A.                                                                      1,442,600      $   22,727,632
Galiform PLC                                                                        4,000,000           8,999,760
Inchcape PLC                                                                          226,500           1,950,422
NEXT PLC                                                                              524,690          21,077,666
Pendragon PLC                                                                       3,398,278           4,153,126
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                                    275,830          10,332,609
                                                                                                   --------------
                                                                                                   $   69,241,215
-----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
-----------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                200,000      $   12,918,979
-----------------------------------------------------------------------------------------------------------------
Telephone Services - 4.6%
-----------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                      11,067,000      $   29,621,752
Elisa Oyj, "A"                                                                        143,600           4,467,351
Hellenic Telecommunications Organization S.A.                                         800,000          29,682,640
Royal KPN N.V.                                                                      2,662,930          46,247,634
Telecom Argentina S.A., ADR (a)                                                       878,820          21,575,031
Telekom Austria AG                                                                    909,300          23,811,264
Telenor A.S.A.                                                                      2,178,880          43,649,946
TELUS Corp.                                                                           384,419          21,663,947
                                                                                                   --------------
                                                                                                   $  220,719,565
-----------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
-----------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                      822,400      $   17,116,701
-----------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
-----------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                            1,164,940      $   48,875,373
-----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
-----------------------------------------------------------------------------------------------------------------
ACEA S.p.A.                                                                           603,300      $   11,898,181
AES Tiete S.A., IPS                                                               229,097,000           7,974,025
British Energy Group PLC                                                            2,346,820          25,656,992
CEZ AS                                                                                500,000          30,744,425
Enersis S.A., ADR                                                                     500,000           8,870,000
Equatorial Energia S.A., IEU                                                          987,160          10,232,428
                                                                                                   --------------
                                                                                                   $   95,376,051
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $3,647,574,118)                                              $4,682,405,204
-----------------------------------------------------------------------------------------------------------------
Rights - 0.0%
-----------------------------------------------------------------------------------------------------------------
                                                      STRIKE        FIRST
                                                       PRICE     EXERCISE
-----------------------------------------------------------------------------------------------------------------
Construction - 0.0%
-----------------------------------------------------------------------------------------------------------------
Wienerberger AG (2 shares for 15 rights) (a)          EUR 45      9/24/07             531,650      $            0
-----------------------------------------------------------------------------------------------------------------
Major Banks - 0.0%
-----------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank-Holding NPV
(1 share for 12 rights) (a)                          EUR 104      9/19/07             141,570      $            0
-----------------------------------------------------------------------------------------------------------------
TOTAL RIGHTS (IDENTIFIED COST, $0)                                                                 $            0
-----------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.5%
-----------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5%, dated 9/28/07, due 10/01/07,
total to be received $167,818,581 (secured by various U.S.
Treasury and Federal Agency obligations and Mortgage Backed
securities in an individually traded account), at Cost and Net
Asset Value                                                                       167,795,276      $  167,795,276
-----------------------------------------------------------------------------------------------------------------

Money Market Funds (h)(v) - 3.4%
-----------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.327%,
at Cost and Net Asset Value                                                       165,785,621      $  165,785,621
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $3,981,155,015) (k)                                            $5,015,986,101
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.6)%                                                              (174,181,009)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $4,841,805,092
-----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(k) As of September 30, 2007, the fund had two securities that were fair valued at $0, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt
IEU       International Equity Unit
IPS       International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR       Euro

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 9/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value:
  Unaffiliated issuers (identified cost, $3,779,533,172)             $4,817,959,663
  Affiliated issuers (identified cost, $201,621,843)                    198,026,438
-------------------------------------------------------------------------------------------------------
Total investments, at value, including $160,037,733 of
securities on loan (identified cost, $3,981,155,015)                                     $5,015,986,101
Cash                                                                         21,290
Foreign currency, at value (identified cost, $4,222,666)                  4,264,679
Receivable for fund shares sold                                           2,981,756
Interest and dividends receivable                                         8,899,000
Other assets                                                                 10,122
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $5,032,162,948
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      $17,728,208
Collateral for securities loaned, at value                              167,795,276
Payable to affiliates
  Management fee                                                            490,680
  Shareholder servicing costs                                             1,785,253
  Distribution and service fees                                             184,517
  Administrative services fee                                                 6,117
  Program manager fees                                                          149
  Retirement plan administration and services fees                            1,469
Payable for independent trustees' compensation                               18,748
Accrued expenses and other liabilities                                    2,347,439
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $190,357,856
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,841,805,092
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $3,084,848,521
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $1,139,448 deferred country tax)                              1,033,878,499
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                           686,112,370
Undistributed net investment income                                      36,965,702
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,841,805,092
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   157,125,385
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,891,692,960
  Shares outstanding                                                     93,667,998
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $30.87
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $32.75
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $301,723,982
  Shares outstanding                                                     10,138,890
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.76
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $472,595,720
  Shares outstanding                                                     15,915,637
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.69
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,040,476,513
  Shares outstanding                                                     32,976,182
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $31.55
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $39,654,621
  Shares outstanding                                                      1,292,174
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $30.69
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,413,302
  Shares outstanding                                                        116,001
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $29.42
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $2,185,440
  Shares outstanding                                                         73,905
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $29.57
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $40,708,774
  Shares outstanding                                                      1,341,215
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $30.35
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $21,805,635
  Shares outstanding                                                        707,612
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $30.82
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $22,079,585
  Shares outstanding                                                        714,078
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $30.92
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,565,991
  Shares outstanding                                                        116,758
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $30.54
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $32.40
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,007,324
  Shares outstanding                                                         34,389
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.29
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $895,245
  Shares outstanding                                                         30,546
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $29.31
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 9/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $113,029,598
  Interest                                                               6,475,790
  Income distributions from affiliated issuers                           1,447,366
  Other                                                                     16,923
  Foreign taxes withheld                                               (10,514,870)
----------------------------------------------------------------------------------------------------
Total investment income                                                                 $110,454,807
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $43,953,639
  Distribution and service fees                                         18,464,680
  Program manager fees                                                      12,271
  Shareholder servicing costs                                            6,992,991
  Administrative services fee                                              603,433
  Retirement plan administration and services fees                         121,037
  Independent trustees' compensation                                        62,413
  Custodian fee                                                          2,253,542
  Shareholder communications                                               330,563
  Auditing fees                                                             76,494
  Legal fees                                                                78,146
  Miscellaneous                                                            418,349
----------------------------------------------------------------------------------------------------
Total expenses                                                                           $73,367,558
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (71,963)
  Reduction of expenses by investment adviser and distributor           (1,479,363)
----------------------------------------------------------------------------------------------------
Net expenses                                                                             $71,816,232
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $38,638,575
----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $21,504 loss from
  transactions in securities of affiliated issuers)                   $892,160,841
  Foreign currency transactions                                           (792,022)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $891,368,819
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,068,077 decrease in deferred country tax)    $215,590,481
  Translation of assets and liabilities in foreign currencies              355,917
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $215,946,398
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $1,107,315,217
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $1,145,953,792
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     YEARS ENDED 9/30
                                                            ----------------------------------
                                                                      2007                2006
CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                          $38,638,575         $27,244,548
Net realized gain (loss) on investments and foreign
currency transactions                                          891,368,819         357,534,369
Net unrealized gain (loss) on investments and foreign
currency translation                                           215,946,398         246,622,943
----------------------------------------------------------------------------------------------
Change in net assets from operations                        $1,145,953,792        $631,401,860
----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(22,091,946)       $(11,054,615)
  Class B                                                         (460,593)                 --
  Class C                                                         (918,618)            (57,038)
  Class I                                                       (9,199,175)         (4,320,067)
  Class R                                                         (294,678)           (141,529)
  Class R1                                                          (4,147)             (3,933)
  Class R2                                                          (9,919)               (999)
  Class R3                                                        (172,957)            (54,810)
  Class R4                                                         (86,964)               (301)
  Class R5                                                        (186,371)               (407)
  Class 529A                                                       (16,567)             (6,907)
  Class 529B                                                        (1,500)                 --
  Class 529C                                                          (247)                 --

Statements of Changes in Net Assets - continued

From net realized gain on investments and foreign
currency transactions
  Class A                                                    $(255,439,302)      $(143,516,331)
  Class B                                                      (30,402,266)        (20,010,309)
  Class C                                                      (43,456,896)        (24,869,952)
  Class I                                                      (76,340,811)        (36,970,915)
  Class R                                                       (4,162,288)         (2,213,532)
  Class R1                                                        (129,106)            (46,002)
  Class R2                                                        (121,013)            (13,645)
  Class R3                                                      (2,570,447)           (665,657)
  Class R4                                                        (911,460)             (3,829)
  Class R5                                                      (1,620,424)             (3,799)
  Class 529A                                                      (267,877)           (129,848)
  Class 529B                                                       (75,974)            (25,360)
  Class 529C                                                       (71,625)            (39,003)
----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(449,013,171)      $(244,148,788)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $(125,213,814)       $729,171,597
----------------------------------------------------------------------------------------------
Redemption fees                                                    $21,900             $55,860
----------------------------------------------------------------------------------------------
Total change in net assets                                    $571,748,707      $1,116,480,529
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                       4,270,056,385       3,153,575,856
At end of period (including undistributed net investment
income of $36,965,702 and $25,465,990, respectively)        $4,841,805,092      $4,270,056,385
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                        YEARS ENDED 9/30
                                                 ----------------------------------------------------------------------------
                                                       2007             2006             2005             2004           2003
Net asset value, beginning of period                 $26.64           $24.15           $19.62           $15.48         $11.82
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.25            $0.20            $0.11            $0.07          $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  6.84             4.07             5.54             4.18           3.59
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $7.09            $4.27            $5.65            $4.25          $3.66
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.23)          $(0.13)             $--           $(0.01)           $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)           (1.12)           (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.86)          $(1.78)          $(1.12)          $(0.11)           $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $30.87           $26.64           $24.15           $19.62         $15.48
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            28.17            18.69            29.77            27.55          31.08
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.51             1.55             1.61             1.63           1.81
Expenses after expense reductions (f)                  1.46             1.55             1.61             1.63           1.62
Net investment income                                  0.88             0.77             0.49             0.38           0.51
Portfolio turnover                                       67               68               55               61             88
Net assets at end of period (000 Omitted)        $2,891,693       $2,635,185       $1,984,799       $1,033,312       $371,042
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                         YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                       2007             2006             2005             2004           2003
Net asset value, beginning of period                 $25.77           $23.44           $19.19           $15.23         $11.70
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $0.05            $0.03           $(0.04)          $(0.05)        $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  6.61             3.95             5.41             4.11           3.55
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $6.66            $3.98            $5.37            $4.06          $3.53
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.04)             $--              $--              $--            $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)           (1.12)           (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.67)          $(1.65)          $(1.12)          $(0.10)           $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $29.76           $25.77           $23.44           $19.19         $15.23
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            27.30            17.92            28.94            26.73          30.17
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.16             2.20             2.26             2.28           2.46
Expenses after expense reductions (f)                  2.16             2.20             2.26             2.28           2.27
Net investment income (loss)                           0.16             0.10            (0.21)           (0.28)         (0.17)
Portfolio turnover                                       67               68               55               61             88
Net assets at end of period (000 Omitted)          $301,724         $311,077         $277,244         $186,920        $84,767
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                         YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                       2007             2006             2005             2004           2003
Net asset value, beginning of period                 $25.74           $23.41           $19.17           $15.22         $11.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $0.05            $0.03           $(0.04)          $(0.05)        $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  6.59             3.95             5.40             4.10           3.55
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $6.64            $3.98            $5.36            $4.05          $3.53
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.06)          $(0.00)(w)          $--              $--            $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)           (1.12)           (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.69)          $(1.65)          $(1.12)          $(0.10)           $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $29.69           $25.74           $23.41           $19.17         $15.22
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            27.24            17.96            28.92            26.69          30.20
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 2.16             2.20             2.26             2.28           2.46
Expenses after expense reductions (f)                  2.16             2.20             2.26             2.28           2.27
Net investment income (loss)                           0.18             0.11            (0.17)           (0.26)         (0.17)
Portfolio turnover                                       67               68               55               61             88
Net assets at end of period (000 Omitted)          $472,596         $435,798         $339,331         $189,941        $69,101
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 9/30
                                                 ----------------------------------------------------------------------------
                                                       2007             2006             2005             2004           2003
Net asset value, beginning of period                 $27.18           $24.59           $19.89           $15.65         $11.91
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.35            $0.29            $0.19            $0.14          $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  6.97             4.14             5.63             4.23           3.62
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $7.32            $4.43            $5.82            $4.37          $3.74
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.32)          $(0.19)             $--           $(0.03)           $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)           (1.12)           (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.95)          $(1.84)          $(1.12)          $(0.13)           $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $31.55           $27.18           $24.59           $19.89         $15.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               28.54            19.09            30.24            28.05          31.40
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.16             1.20             1.26             1.29           1.46
Expenses after expense reductions (f)                  1.16             1.20             1.26             1.29           1.27
Net investment income                                  1.19             1.11             0.87             0.75           0.89
Portfolio turnover                                       67               68               55               61             88
Net assets at end of period (000 Omitted)        $1,040,477         $791,709         $515,202         $232,247        $69,214
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                          YEARS ENDED 9/30
                                                    -------------------------------------------------------------------------
                                                       2007             2006             2005             2004        2003(i)
Net asset value, beginning of period                 $26.51           $24.05           $19.57           $15.47         $12.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.19            $0.15            $0.08            $0.06          $0.04
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  6.81             4.07             5.52             4.16           3.21
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $7.00            $4.22            $5.60            $4.22          $3.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.19)          $(0.11)             $--           $(0.02)           $--
  From net realized gain on investments
  and foreign currency transactions                   (2.63)           (1.65)           (1.12)           (0.10)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(2.82)          $(1.76)          $(1.12)          $(0.12)           $--
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $0.00(w)         $0.00(w)         $0.00(w)         $0.00(w)         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $30.69           $26.51           $24.05           $19.57         $15.47
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               27.92            18.54            29.58            27.40          26.60(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.66             1.70             1.76             1.79           1.96(a)
Expenses after expense reductions (f)                  1.66             1.70             1.76             1.79           1.77(a)
Net investment income                                  0.67             0.61             0.37             0.34           0.44(a)
Portfolio turnover                                       67               68               55               61             88
Net assets at end of period (000 Omitted)           $39,655          $42,498          $29,525          $12,683         $1,596
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                    YEARS ENDED 9/30
                                                  ------------------------------------
                                                    2007           2006        2005(i)
Net asset value, beginning of period              $25.58         $23.43         $21.18
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------
  Net investment income (d)                        $0.05          $0.01          $0.00(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               6.50           3.93           2.25(g)
--------------------------------------------------------------------------------------
Total from investment operations                   $6.55          $3.94          $2.25
--------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------
  From net investment income                      $(0.08)        $(0.14)           $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)            --
--------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.71)        $(1.79)           $--
--------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)       $0.00(w)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $29.42         $25.58         $23.43
--------------------------------------------------------------------------------------
Total return (%) (r)(s)                            27.10          17.83          10.62(n)
--------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------
Expenses before expense reductions (f)              2.30           2.40           2.47(a)
Expenses after expense reductions (f)               2.26           2.30           2.47(a)
Net investment income                               0.17           0.05           0.01(a)
Portfolio turnover                                    67             68             55
Net assets at end of period (000 Omitted)         $3,413         $1,287           $192
--------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                   YEARS ENDED 9/30
                                                  ----------------------------------
                                                    2007           2006      2005(i)
Net asset value, beginning of period              $25.73         $23.46       $21.18
------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                        $0.12          $0.06        $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency               6.57           3.98         2.25(g)
------------------------------------------------------------------------------------
Total from investment operations                   $6.69          $4.04        $2.28
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                      $(0.22)        $(0.12)         $--
  From net realized gain on investments
  and foreign currency transactions                (2.63)         (1.65)          --
------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(2.85)        $(1.77)         $--
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)       $0.00(w)       $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                    $29.57         $25.73       $23.46
------------------------------------------------------------------------------------
Total return (%) (r)(s)                            27.56          18.25        10.76(n)
------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.97           2.10         2.17(a)
Expenses after expense reductions (f)               1.91           1.95         2.17(a)
Net investment income                               0.43           0.26         0.33(a)
Portfolio turnover                                    67             68           55
Net assets at end of period (000 Omitted)         $2,185           $878         $170
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                          YEARS ENDED 9/30
                                                  -----------------------------------------------
                                                     2007          2006         2005      2004(i)
Net asset value, beginning of period               $26.27        $23.91       $19.51       $16.95
-------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.16         $0.14        $0.10       $(0.11)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.73          4.01         5.42         2.80
-------------------------------------------------------------------------------------------------
Total from investment operations                    $6.89         $4.15        $5.52        $2.69
-------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
  From net investment income                       $(0.18)       $(0.14)         $--       $(0.03)
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)       (1.12)       (0.10)
-------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.81)       $(1.79)      $(1.12)      $(0.13)
-------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                     $30.35        $26.27       $23.91       $19.51
-------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             27.75         18.36        29.25        15.99(n)
-------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.85          1.95         2.01         2.05(a)
Expenses after expense reductions (f)                1.81          1.85         2.01         2.05(a)
Net investment income (loss)                         0.57          0.54         0.44        (0.70)(a)
Portfolio turnover                                     67            68           55           61
Net assets at end of period (000 Omitted)         $40,709       $23,313       $4,468         $259
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                   YEARS ENDED 9/30
                                                  ----------------------------------
                                                     2007          2006      2005(i)
Net asset value, beginning of period               $26.64        $24.15       $21.75
------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                         $0.24         $0.21        $0.12
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.82          4.06         2.28(g)
------------------------------------------------------------------------------------
Total from investment operations                    $7.06         $4.27        $2.40
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                       $(0.25)       $(0.13)         $--
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)          --
------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.88)       $(1.78)         $--
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $30.82        $26.64       $24.15
------------------------------------------------------------------------------------
Total return (%) (r)(s)                             28.08         18.71        11.03(n)
------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.56          1.59         1.68(a)
Expenses after expense reductions (f)                1.56          1.59         1.68(a)
Net investment income                                0.84          0.80         1.11(a)
Portfolio turnover                                     67            68           55
Net assets at end of period (000 Omitted)         $21,806        $8,192          $56
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                   YEARS ENDED 9/30
                                                  ----------------------------------
                                                     2007          2006      2005(i)
Net asset value, beginning of period               $26.70        $24.19       $21.75
------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                         $0.34         $0.14        $0.16
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.81          4.20         2.28(g)
------------------------------------------------------------------------------------
Total from investment operations                    $7.15         $4.34        $2.44
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                       $(0.30)       $(0.18)         $--
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)          --
------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.93)       $(1.83)         $--
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $30.92        $26.70       $24.19
------------------------------------------------------------------------------------
Total return (%) (r)(s)                             28.42         19.00        11.22(n)
------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.26          1.30         1.37(a)
Expenses after expense reductions (f)                1.26          1.30         1.37(a)
Net investment income                                1.13          0.52         1.41(a)
Portfolio turnover                                     67            68           55
Net assets at end of period (000 Omitted)         $22,080       $16,063          $56
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                               YEARS ENDED 9/30
                                                   -----------------------------------------------------------
                                                     2007          2006         2005         2004         2003
Net asset value, beginning of period               $26.40        $23.97       $19.52       $15.43       $11.81
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.17         $0.13        $0.05        $0.03        $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.76          4.04         5.52         4.16         3.55
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.93         $4.17        $5.57        $4.19        $3.62
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.16)       $(0.09)         $--          $--          $--
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)       (1.12)       (0.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.79)       $(1.74)      $(1.12)      $(0.10)         $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)       $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $30.54        $26.40       $23.97       $19.52       $15.43
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          27.78         18.38        29.50        27.23        30.76
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.76          1.80         1.86         1.88         2.06
Expenses after expense reductions (f)                1.76          1.80         1.86         1.88         1.87
Net investment income                                0.58          0.52         0.25         0.16         0.50
Portfolio turnover                                     67            68           55           61           88
Net assets at end of period (000 Omitted)          $3,566        $2,642       $1,731         $806         $297
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                               YEARS ENDED 9/30
                                                   -----------------------------------------------------------
                                                     2007          2006         2005         2004         2003
Net asset value, beginning of period               $25.48        $23.25       $19.09       $15.19       $11.70
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.01)       $(0.03)      $(0.09)      $(0.09)      $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.50          3.91         5.37         4.09         3.54
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.49         $3.88        $5.28        $4.00        $3.49
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.05)          $--          $--          $--          $--
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)       (1.12)       (0.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.68)       $(1.65)      $(1.12)      $(0.10)         $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)       $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $29.29        $25.48       $23.25       $19.09       $15.19
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          26.93         17.62        28.61        26.41        29.83
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.41          2.45         2.50         2.53         2.71
Expenses after expense reductions (f)                2.41          2.45         2.50         2.53         2.52
Net investment loss                                 (0.04)        (0.10)       (0.44)       (0.52)       (0.39)
Portfolio turnover                                     67            68           55           61           88
Net assets at end of period (000 Omitted)          $1,007          $727         $297         $172          $70
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                               YEARS ENDED 9/30
                                                   -----------------------------------------------------------
                                                     2007          2006         2005         2004         2003
Net asset value, beginning of period               $25.45        $23.22       $19.07       $15.17       $11.69
--------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.02)       $(0.04)      $(0.08)      $(0.09)      $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.52          3.92         5.35         4.09         3.49
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.50         $3.88        $5.27        $4.00        $3.48
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.01)          $--          $--          $--          $--
  From net realized gain on investments
  and foreign currency transactions                 (2.63)        (1.65)       (1.12)       (0.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.64)       $(1.65)      $(1.12)      $(0.10)         $--
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)      $0.00(w)     $0.00(w)     $0.00(w)       $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $29.31        $25.45       $23.22       $19.07       $15.17
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          26.97         17.64        28.58        26.44        29.88
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.41          2.45         2.50         2.53         2.71
Expenses after expense reductions (f)                2.41          2.45         2.50         2.53         2.52
Net investment loss                                 (0.06)        (0.14)       (0.39)       (0.50)       (0.09)
Portfolio turnover                                     67            68           55           61           88
Net assets at end of period (000 Omitted)            $895          $688         $504         $252         $102
--------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                 9/30/07         9/30/06

          Ordinary income (including any
          short-term capital gains)          $93,088,775     $89,105,764
          Long-term capital gain             355,924,396     155,043,024
------------------------------------------------------------------------
          Total distributions               $449,013,171    $244,148,788

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07
          Cost of investments                             $3,991,016,904
          --------------------------------------------------------------
          Gross appreciation                              $1,128,457,246
          Gross depreciation                                (103,488,049)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $1,024,969,197
          Undistributed ordinary income                     $191,085,201
          Undistributed long-term capital gain               542,275,719
          Other temporary differences                         (1,373,546)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average daily net assets        0.975%
          Average daily net assets in excess of $500 million    0.925%

The investment adviser has agreed in writing to reduce its management fee to 0.85% of average daily net assets in excess of $5 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended September 30, 2007, the fund's average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced.

The management fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.93% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the year ended September 30, 2007, the funds actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $91,670 and $2,691 for the year ended September 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.30%         $10,081,565
Class B                             0.75%              0.25%              1.00%             1.00%           3,178,463
Class C                             0.75%              0.25%              1.00%             1.00%           4,731,664
Class R                             0.25%              0.25%              0.50%             0.50%             220,930
Class R1                            0.50%              0.25%              0.75%             0.75%              15,852
Class R2                            0.25%              0.25%              0.50%             0.50%               7,622
Class R3                            0.25%              0.25%              0.50%             0.50%             163,308
Class R4                               --              0.25%              0.25%             0.25%              37,059
Class 529A                          0.25%              0.25%              0.50%             0.35%              11,235
Class 529B                          0.75%              0.25%              1.00%             1.00%               8,814
Class 529C                          0.75%              0.25%              1.00%             1.00%               8,168
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $18,464,680

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September
    30, 2007 based on each class' average daily net assets. 0.05% of the Class A distribution fee is currently being waived under a written waiver arrangement until such time as the fund is available for sale to new investors. For the year ended September 30, 2007 this waiver amounted to $1,440,239 and is reflected as a reduction of total expenses on the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2007, were as follows:

                                                AMOUNT

              Class A                          $17,298
              Class B                          330,953
              Class C                           30,447
              Class 529B                            --
              Class 529C                            --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2007, were as follows:

                                                AMOUNT

              Class 529A                        $8,025
              Class 529B                         2,204
              Class 529C                         2,042
              ----------------------------------------
              Total Program Manager Fees       $12,271

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2007, the fee was $2,689,192, which equated to 0.0569% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,883,836. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended September 30, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2007 was equivalent to an annual effective rate of 0.0128% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended September 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                          BEGINNING OF                     ANNUAL
                        PERIOD THROUGH    EFFECTIVE     EFFECTIVE       TOTAL
                               3/31/07      4/01/07      RATE (g)       AMOUNT

Class R1                         0.45%        0.35%         0.35%       $8,167
Class R2                         0.40%        0.25%         0.25%        4,754
Class R3                         0.25%        0.15%         0.15%       63,124
Class R4                         0.15%        0.15%         0.15%       22,236
Class R5                         0.10%        0.10%         0.10%       22,756
------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                $121,037

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended September 30, 2007, the waiver amounted to $15,845 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,466. This amount is included in independent trustees' compensation for the year ended September 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $12,853 at September 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2007, the fee paid to Tarantino LLC was $29,804. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $23,279, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in income distributions from affiliated issuers on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,093,704,321 and $3,762,073,524, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 YEAR ENDED                         YEAR ENDED
                                                  9/30/07                            9/30/06
                                         SHARES            AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                              16,344,141        $470,202,443      37,447,141       $945,649,665
  Class B                                 456,614          12,571,100       2,672,058         65,348,185
  Class C                               1,286,494          35,119,870       5,084,433        124,340,976
  Class I                               6,334,113         185,317,025       9,642,743        248,116,225
  Class R                                 601,097          17,217,658         861,404         21,598,620
  Class R1                                130,850           3,569,322          51,152          1,231,291
  Class R2                                 89,138           2,448,984          39,301          1,008,498
  Class R3                                970,524          27,255,114         863,078         21,423,999
  Class R4                                792,985          22,771,831         355,823          9,169,292
  Class R5                                670,834          19,513,380         690,063         18,441,405
  Class 529A                               18,480             528,662          39,230            962,420
  Class 529B                                4,731             129,935          15,331            374,668
  Class 529C                                5,721             157,233           9,198            223,620
--------------------------------------------------------------------------------------------------------
                                       27,705,722        $796,802,557      57,770,955     $1,457,888,864

Shares issued to shareholders in
reinvestment of distributions
  Class A                               9,070,962        $244,734,559       5,863,361       $137,319,528
  Class B                               1,031,476          26,973,094         780,129         17,763,531
  Class C                               1,234,466          32,219,567         790,506         17,976,102
  Class I                               2,778,595          76,439,133       1,551,339         36,968,403
  Class R                                 122,529           3,292,345          80,871          1,886,685
  Class R1                                  5,149             133,253           2,208             49,941
  Class R2                                  5,005             129,842             645             14,645
  Class R3                                102,719           2,732,308          30,848            714,128
  Class R4                                 37,048             998,424             176              4,130
  Class R5                                    270               7,295             180              4,206
  Class 529A                               10,629             284,444           5,879            136,756
  Class 529B                                3,003              77,474           1,124             25,360
  Class 529C                                2,786              71,872           1,731             39,002
--------------------------------------------------------------------------------------------------------
                                       14,404,637        $388,093,610       9,108,997       $212,902,417

Shares reacquired
  Class A                             (30,650,152)      $(884,151,747)    (26,577,761)     $(676,086,957)
  Class B                              (3,418,584)        (94,855,064)     (3,208,715)       (78,971,033)
  Class C                              (3,538,099)        (98,403,931)     (3,434,326)       (84,680,688)
  Class I                              (5,265,412)       (152,664,062)     (3,018,619)       (77,877,820)
  Class R                              (1,034,329)        (29,875,533)       (566,926)       (14,332,184)
  Class R1                                (70,319)         (1,891,987)        (11,242)          (271,789)
  Class R2                                (54,367)         (1,470,917)        (13,083)          (332,309)
  Class R3                               (619,454)        (17,344,337)       (193,336)        (4,860,881)
  Class R4                               (429,918)        (12,307,026)        (50,805)        (1,290,443)
  Class R5                               (558,595)        (16,601,496)        (90,973)        (2,323,409)
  Class 529A                              (12,414)           (355,135)        (17,274)          (437,358)
  Class 529B                               (1,860)            (52,026)           (720)           (17,735)
  Class 529C                               (4,985)           (136,720)         (5,618)          (137,078)
--------------------------------------------------------------------------------------------------------
                                      (45,658,488)    $(1,310,109,981)    (37,189,398)     $(941,619,684)

Net change
  Class A                              (5,235,049)      $(169,214,745)     16,732,741       $406,882,236
  Class B                              (1,930,494)        (55,310,870)        243,472          4,140,683
  Class C                              (1,017,139)        (31,064,494)      2,440,613         57,636,390
  Class I                               3,847,296         109,092,096       8,175,463        207,206,808
  Class R                                (310,703)         (9,365,530)        375,349          9,153,121
  Class R1                                 65,680           1,810,588          42,118          1,009,443
  Class R2                                 39,776           1,107,909          26,863            690,834
  Class R3                                453,789          12,643,085         700,590         17,277,246
  Class R4                                400,115          11,463,229         305,194          7,882,979
  Class R5                                112,509           2,919,179         599,270         16,122,202
  Class 529A                               16,695             457,971          27,835            661,818
  Class 529B                                5,874             155,383          15,735            382,293
  Class 529C                                3,522              92,385           5,311            125,544
--------------------------------------------------------------------------------------------------------
                                       (3,548,129)      $(125,213,814)     29,690,554       $729,171,597

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS International Diversification Fund, and MFS Growth Allocation Fund were the owners of record of approximately 3%, 5%, and 3%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2007, the fund's commitment fee and interest expense were $26,962 and $26,406, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended September 30, 2007, is set forth below:

                                              BEGINNING     ACQUISITIONS     DISPOSITIONS        ENDING
                                             SHARES/PAR       SHARES/PAR      SHARES/PAR       SHARES/PAR
AFFILIATE                                      AMOUNT          AMOUNT           AMOUNT           AMOUNT

MFS Institutional Money Market Portfolio             --      435,278,078     (269,492,457)     165,785,621
North American Energy Partners, Inc.                 --        1,891,000          (23,050)       1,867,950

                                                             CAPITAL GAIN
                                                            DISTRIBUTIONS
                                                                 FROM
                                              REALIZED        UNDERLYING        DIVIDEND         ENDING
AFFILIATE                                   GAIN (LOSS)         FUNDS            INCOME           VALUE

MFS Institutional Money Market Portfolio       $     --         $      --      $1,447,366     $165,785,621
North American Energy Partners, Inc.            (21,504)               --              --       32,240,817
----------------------------------------------------------------------------------------------------------
                                               $(21,504)        $      --      $1,447,366     $198,026,438

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust V and Shareholders of
MFS International New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS International New Discovery Fund (the Fund) (one of the portfolios comprising MFS Series Trust V), including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International New Discovery Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                       /s/ ERNST & YOUNG LLP

Boston, Massachusetts
November 15, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------           ----------------     ---------------    ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------

(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741               One Chase Manhattan Plaza
                                                         New York, New York 10081

DISTRIBUTOR                                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741               200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGERS
David Antonelli
Peter Fruzetti

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for this three- year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for each of the one and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including changes to the portfolio management team in 2004, and changes in the portfolio construction process in 2006. In addition, the Trustees requested that they continue to receive a separate update on the Fund's performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that the Fund's advisory fee rate schedule is currently subject to a contractual breakpoint that reduces the Fund's advisory fee rate on average daily net assets over $500 million. The Trustees considered further that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets over $5.0 billion, which may not be changed without the Trustees' approval, that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation, contractual breakpoint, and Class A 12b-1 waiver), the Fund's effective advisory fee rate and the Fund's total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and noted the Fund's advisory fee rate schedule described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                 Public Reference Room
                 Securities and Exchange Commission
                 100 F Street, NE, Room 1580
                 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $434,170,588 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $77,139,989. The fund intends to pass through foreign tax credits of $5,779,527 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to
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-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2007 and 2006, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                              Audit Fees
        FEES BILLED BY DELOITTE:                          2007           2006
                                                          ----           ----
             MFS Research Fund                          42,632         38,390
             MFS Total Return Fund                      52,172         47,275
                                                        ------         ------
             TOTAL BILLED BY DELOITTE                   94,804         85,665

                                                              AUDIT FEES
             FEES BILLED BY E&Y:                          2007           2006
                                                          ----           ----

             MFS International New Discovery            41,020         37,780
              Fund


For the fiscal years ended September 30, 2007 and 2006, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:


                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----

  To MFS Research Fund                        0              0        6,111          8,500              0           824

   To MFS Total Return Fund                   0              0        8,219         10,500              0         1,779
                                            ---            ---        -----         ------            ---         -----

  TOTAL FEES BILLED BY DELOITTE               0              0       14,330         19,000              0         2,603
  TO ABOVE FUNDS:


       To MFS and MFS Related           913,436      1,112,725            0              0        507,753       352,076
       Entities of MFS
       Research Fund *
       To MFS and MFS Related           913,436      1,112,725            0              0        507,753       352,076
       Entities of MFS Total
       Return Fund *


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                         2007           2006
                                         ----           ----

       To MFS Research Fund, MFS      1,564,583      1,592,015
       and MFS Related Entities#

       To MFS Total Return Fund,      1,566,691      1,594,970
       MFS and MFS Related
       Entities#


                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                    2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
       To MFS International New               0              0        8,317          8,422              0           144
       Discovery Fund


       To MFS and MFS Related                 0              0            0         15,500              0         7,782
       Entities of  MFS
       International New
       Discovery Fund*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:

                                         2007           2006
                                         ----           ----
      To MFS International New          218,408        113,642
      Discovery Fund, MFS and
      MFS Related Entities#

*   This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#   This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.